UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Content & Connectivity Fund

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BS, Case Western
MBA, Booth School of Business,	Reserve University
University of Chicago	MBA, The Wharton School,
University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was (23.6)% compared with a total return of (26.7)% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Adviser, believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Global equities declined in the first quarter (with MSCI AC World Index down 5.3%) amid concerns over the economic implications of Russia’s invasion of Ukraine as well as rising inflation and related expectations for faster monetary tightening. With pandemic-related mobility restrictions relaxed globally, the oil supply hasn’t kept up with recovering demand over the past year, leading to rising energy prices, even before the military conflict in Eastern Europe contributed to further spikes in commodities. Thus, it is no surprise that Energy was the top performing sector in 1Q (up 23%), followed by Materials and Utilities, registering modest gains. The Communication Services sector (-10.5%) was one of the laggards in the quarter (along with Information Technology and Consumer Discretionary), with investors repricing risk and re-assessing multiples on high-growth technology and Internet-related names in a rising interest rate environment.

Global equities declined in the second quarter (with MSCI AC World Index down 15.6%) amid investor concerns over stubbornly elevated inflation, expectations for more aggressive interest rate hikes, continued geopolitical instability, and increased probability of economic stagnation or even recession. While all industry sectors recorded losses in 2Q, Energy (-5.0%) as well as defensive groups like Consumer Staples (-6.0%) and Utilities (-7.0%) outperformed. Communication Services (-18.1%) finished in the 3rd quartile of sector performance, with valuation declines in Internet-related names within Media & Entertainment (-22.6%), in light of rising interest rates, offsetting relative strength in the defensive Telecom Services (-2.8%).

Selected holdings that contributed positively to performance during the six month period ended June 30, 2022, were:

T-Mobile US Inc. (9.9% of net assets as of June 30, 2022), together with its subsidiaries, provides mobile communications services in the United States, Puerto Rico, and the United States Virgin Islands; Deutsche Telekom AG Inc. (3.1%), is the incumbent German telecom provider with other operations in the US and central and eastern Europe; and AT&T Inc. (1.3%), which provides telecommunications, media, and technology services worldwide. Its Communications segment offers wireless voice and data communications services.

Some of our weaker performing stocks during the period were:

Alphabet Inc. (8.6%) is a holding company whose subsidiaries include the core Google business (Search, Android, YouTube, Cloud) as well as multiple independent companies (e.g. Ventures, Waymo, Verily); Meta Platforms Inc. (5.3%), formerly known as Facebook, is an online social networking and social media service with over 2.9 billion monthly active users; and Kinnevik AB-B (1.9%), formerly known as Investment AB Kinnevik, is a venture capital firm specializing in investments in growth capital.

Thank you for your investment in The Gabelli Global Content and Connectivity Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (11/1/93)
Class AAA (GABTX)	(23.60)%	(28.03)%	(0.07)%	3.72%	1.07%	6.01%
MSCI AC World Communication Services Index (b)	(26.72)	(29.59)	3.78	5.01	3.45	N/A
MSCI AC World Index (b)	(19.97)	(15.37)	7.54	9.32	5.35	7.29
Class A (GTCAX)	(23.61)	(28.02)	(0.07)	3.70	1.06	6.01
With sales charge (c)	(28.00)	(32.16)	(1.25)	3.09	0.66	5.79
Class C (GTCCX)	(23.59)	(28.01)	(0.43)	3.14	0.45	5.47
Class I (GTTIX)	(23.63)	(28.04)	0.29	4.06	1.37	6.17

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(b)	The MSCI AC World Communication Services Index is an unmanaged index that measures the performance of Communication Services from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of indices comprising developed and emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index. MSCI AC World Index since inception performance is as of October 31, 1993.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 29, 2022, the gross expense ratios for Class AAA, A, and I Shares are 1.65%, 1.65%, and 1.40%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 10 for the expense ratios for the six months ended June 30, 2022. The contractual reimbursement is in effect through April 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Global Content & Connectivity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Global Content & Connectivity Fund
Actual Fund Return
Class AAA	$1,000.00	$764.00	0.90%	$ 3.94
Class A	$1,000.00	$763.90	0.90%	$ 3.94
Class C	$1,000.00	$764.10	0.90%	$ 3.94
Class I	$1,000.00	$763.70	0.90%	$ 3.94
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$ 4.51
Class A	$1,000.00	$1,020.33	0.90%	$ 4.51
Class C	$1,000.00	$1,020.33	0.90%	$ 4.51
Class I	$1,000.00	$1,020.33	0.90%	$ 4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Global Content & Connectivity Fund
Communication Services	75.6%	Real Estate	2.6%
Information Technology	10.3%	Other Assets and Liabilities (Net)	(0.1)%
Consumer Discretionary	8.7%		100.0%
Financials	2.9%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.1%
	COMMUNICATION SERVICES — 75.6%
	Telecommunication Services — 43.7%
	Wireless Telecommunication Services — 29.1%
	Wireless Telecommunication Services — 29.1%
40,000	America Movil SAB de CV, Cl. L, ADR	$134,175	$817,200
30,000	Anterix Inc.†	1,224,120	1,232,100
22,000	KDDI Corp.	132,225	695,445
76,500	Millicom International Cellular SA, SDR†	1,738,197	1,091,816
100,000	MTN Group Ltd.	424,151	811,617
25,000	Rogers Communications Inc., Cl. B	637,063	1,197,500
165,000	Sistema PJSC FC, GDR(a)	789,397	82,500
95,000	SoftBank Group Corp.	4,223,582	3,665,426
43,000	T-Mobile US Inc.†	820,164	5,785,220
20,000	United States Cellular Corp.†	587,819	579,200
63,000	Vodafone Group plc, ADR	955,700	981,540
		11,666,593	16,939,564

	Diversified Telecommunication Services — 14.6%
	Integrated Telecommunication Services — 13.1%
35,000	AT&T Inc.	653,485	733,600
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	287,975
90,000	Deutsche Telekom AG	1,625,305	1,786,902
25,000	Frontier Communications Parent Inc.†	708,658	588,500
35,000	Telenor ASA	494,536	465,496
80,000	Telephone and Data Systems Inc.	1,455,802	1,263,200
37,000	TELUS Corp.	192,686	824,360
33,000	Verizon Communications Inc.	991,024	1,674,750
		6,620,566	7,624,783

	Alternative Carriers — 1.5%
45,000	Lumen Technologies Inc.	440,768	490,950
35,000	Telesat Corp.†	538,024	390,950
		978,792	881,900

	Media & Entertainment — 31.9%
	Interactive Media & Services — 13.9%
	Interactive Media & Services — 13.9%
2,300	Alphabet Inc., Cl. C†	2,306,884	5,031,135
19,000	Meta Platforms Inc., Cl. A†	3,201,317	3,063,750
		5,508,201	8,094,885

	Media — 10.1%
	Cable & Satellite — 10.1%
75,000	Comcast Corp., Cl. A	2,226,545	2,943,000
64,000	Liberty Global plc, Cl. C†	887,892	1,413,760
			Market
Shares		Cost	Value
85,000	WideOpenWest Inc.†	$450,708	$1,547,850
		3,565,145	5,904,610

	Entertainment — 7.9%
	Movies & Entertainment — 6.7%
220,000	Bollore SE	1,286,124	1,019,026
110,000	Borussia Dortmund GmbH & Co. KGaA†	544,960	412,452
13,000	Liberty Media Corp.- Liberty Braves, Cl. C†	223,677	312,000
63,000	Manchester United plc, Cl. A	945,983	700,560
1,600	Netflix Inc.†	524,995	279,792
145,000	OL Groupe SA†	374,678	428,507
8,000	The Walt Disney Co.†	731,807	755,200
		4,632,224	3,907,537

	Interactive Home Entertainment — 1.2%
15,000	Ubisoft Entertainment SA†	815,577	658,637

	TOTAL COMMUNICATION SERVICES	33,787,098	44,011,916

	INFORMATION TECHNOLOGY — 9.4%
	Software & Services — 6.1%
	Software — 3.1%
	Systems Software — 3.1%
7,000	Microsoft Corp.	903,499	1,797,810

	IT Services — 3.0%
	Data Processing & Outsourced Services — 2.6%
2,500	Mastercard Inc., Cl. A	411,178	788,700
10,000	PayPal Holdings Inc.†	1,098,886	698,400
		1,510,064	1,487,100

	Internet Services and Infrastructure — 0.4%
15,000	GMO internet Inc.	388,508	257,149

	Technology Hardware & Equipment — 3.3%
	Technology Hardware, Storage & Peripherals — 2.1%
	Technology Hardware, Storage & Peripherals — 2.1%
9,000	Apple Inc.	358,269	1,230,480

	Electronic Equipment, Instruments & Components — 1.2%
	Electronic Equipment & Instruments — 1.2%
8,500	Sony Group Corp., ADR	559,619	695,045

	TOTAL INFORMATION TECHNOLOGY	3,719,959	5,467,584

	CONSUMER DISCRETIONARY — 8.6%
	Retailing — 8.6%
	Internet & Direct Marketing Retail — 8.6%
	Internet & Direct Marketing Retail — 8.6%
3,000	Amazon.com Inc.†	348,901	318,630

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Retailing (Continued)
	Internet & Direct Marketing Retail (Continued)
	Internet & Direct Marketing Retail (Continued)
65,000	Prosus NV	$4,985,844	$4,255,935
17,000	Zalando SE†	967,631	444,666
		6,302,376	5,019,231

	TOTAL CONSUMER DISCRETIONARY	6,302,376	5,019,231

	FINANCIALS — 2.9%
	Diversified Financials — 2.9%
	Diversified Financial Services — 2.9%
	Multi-Sector Holdings — 2.9%
70,000	Kinnevik AB, Cl. B†	1,340,538	1,127,691
4,460	Old Mutual Ltd.(a)	12,501	998
250,000	VNV Global AB†	1,657,527	587,991
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	6,000
		3,011,998	1,722,680

	Banks — 0.0%
	Banks — 0.0%
	Diversified Banks — 0.0%
58	Nedbank Group Ltd.	622	739

	TOTAL FINANCIALS	3,012,620	1,723,419

	REAL ESTATE — 2.6%
	Real Estate — 2.6%
	Equity Real Estate Investment Trusts — 2.6%
	Specialized REITs — 2.6%
3,000	Crown Castle International Corp., REIT	392,523	505,140
1,500	Equinix Inc., REIT	117,666	985,530
		510,189	1,490,670

	TOTAL REAL ESTATE	510,189	1,490,670

	TOTAL COMMON STOCKS	47,332,242	57,712,820

	CLOSED-END FUNDS — 0.1%
	CONSUMER DISCRETIONARY — 0.1%
	Retailing — 0.1%
	Internet & Direct Marketing Retail — 0.1%
	Internet & Direct Marketing Retail — 0.1%
5,800	Altaba Inc., Escrow†	0	29,290
			Market
Shares		Cost	Value
	PREFERRED STOCKS — 0.9%
	INFORMATION TECHNOLOGY — 0.9%
	Technology - Hardware and Equipment — 0.9%
	Technology Hardware, Storage & Peripherals — 0.9%
	Technology Hardware, Storage & Peripherals — 0.9%

13,000	Samsung Electronics Co. Ltd., 10.630%	$517,457	$520,641

	WARRANTS — 0.0%
	FINANCIALS — 0.0%
	Diversified Financials — 0.0%
	Diversified Financial Services — 0.0%
	Multi-Sector Holdings — 0.0%
31,463	VNV Global AB, expire 08/10/23†	0	830

	TOTAL INVESTMENTS — 100.1%	$47,849,699	58,263,581
	Other Assets and Liabilities (Net) — (0.1)%		(29,563)
	NET ASSETS — 100.0%		$58,234,018

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	60.2%	$35,047,037
Europe	26.5	15,458,309
Japan	9.1	5,313,065
Latin America	1.9	1,111,174
South Africa	1.4	813,355
Asia/Pacific	0.9	520,641
	100.0%	$58,263,581

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $47,849,699)	$58,263,581
Cash	220
Foreign currency, at value (cost $143,768)	140,935
Receivable for investments sold	134,577
Receivable for Fund shares sold	100
Receivable from Adviser	39,476
Dividends receivable	62,440
Prepaid expenses	11,003
Total Assets	58,652,332
Liabilities:
Line of credit payable	239,000
Payable for Fund shares redeemed	34,996
Payable for investment advisory fees	49,091
Payable for distribution fees	10,133
Payable for accounting fees	7,500
Payable for legal and audit fees	31,102
Other accrued expenses	46,492
Total Liabilities	418,314
Net Assets
(applicable to 3,489,548 shares outstanding)	$58,234,018
Net Assets Consist of:
Paid-in capital	$46,574,531
Total distributable earnings	11,659,487
Net Assets	$58,234,018
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($47,733,256 ÷ 2,858,752 shares outstanding; 150,000,000 shares authorized)	$16.70
Class A:
Net Asset Value and redemption price per share ($316,878 ÷ 18,797 shares outstanding; 50,000,000 shares authorized)	$16.86
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.89
Class C:
Net Asset Value and redemption price per share ($1,717 ÷ 105.79 shares outstanding; 50,000,000 shares authorized)	$16.23
Class I:
Net Asset Value, offering, and redemption price per share ($10,182,167 ÷ 611,893 shares outstanding; 50,000,000 shares authorized)	$16.64

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $20,085)	$377,649
Interest	59
Total Investment Income	377,708
Expenses:
Investment advisory fees	333,809
Distribution fees - Class AAA	68,487
Distribution fees - Class A	460
Distribution fees - Class C	10
Shareholder services fees	40,107
Legal and audit fees	28,623
Registration expenses	25,399
Accounting fees	22,500
Shareholder communications expenses	20,536
Custodian fees	15,032
Directors’ fees	6,553
Interest expense	847
Miscellaneous expenses	7,621
Total Expenses	569,984
Less:
Expense reimbursements (See Note 3)	(268,709)
Net Expenses	301,275
Net Investment Income	76,433
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	2,682,891
Net realized gain on forward foreign exchange contracts	38
Net realized loss on foreign currency transactions	(366)

Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	2,682,563
Net change in unrealized appreciation/depreciation:
on investments	(21,132,966)
on foreign currency translations	(3,553)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(21,136,519)
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	(18,453,956)
Net Decrease in Net Assets Resulting from Operations	$(18,377,523)

See accompanying notes to financial statements.

8

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$76,433	$1,964,619
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	2,682,563	3,381,815
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(21,136,519)	(1,008,124)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(18,377,523)	4,338,310

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(4,120,665)
Class A	—	(26,818)
Class C	—	(145)
Class I	—	(859,148)
Total Distributions to Shareholders	—	(5,006,776)

Capital Share Transactions:
Class AAA	(2,213,845)	(1,665,646)
Class A	(10,086)	11,185
Class C	—	(47,770)
Class I	(143,212)	(291,252)
Net Decrease in Net Assets from Capital Share Transactions	(2,367,143)	(1,993,483)
Redemption Fees	42	—
Net Decrease in Net Assets	(20,744,624)	(2,661,949)
Net Assets:
Beginning of year	78,978,642	81,640,591
End of period	$58,234,018	$78,978,642

See accompanying notes to financial statements.

9

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2022(c)	$21.86	$0.02		$(5.18)	$(5.16)	$—	$—	$—	$—	$0.00	$16.70	(23.60)%	$47,733	0.23	%(d)	1.75	%(d)	0.90	%(d)(e)	10%
2021	22.18	0.56	(f)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025	2.33	(f)	1.65		0.90	(e)(g)(h)	26
2020	19.64	0.11	(f)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.42	67,239	0.57	(f)	1.77		0.90	(e)(h)	41
2019	18.08	0.32		2.51	2.83	(0.37)	(0.90)	—	(1.27)	0.00	19.64	15.62	65,024	1.63		1.74		1.69	(e)(h)	14
2018	21.77	0.16		(2.76)	(2.60)	(0.15)	(0.93)	(0.01)	(1.09)	0.00	18.08	(11.89)	63,196	0.78		1.72		1.72	(h)	19
2017	20.43	0.11		2.63	2.74	(0.14)	(1.26)	—	(1.40)	—	21.77	13.38	81,832	0.48		1.73		1.73	(h)	22
Class A
2022(c)	$22.07	$0.02		$(5.23)	$(5.21)	$—	$—	$—	$—	$0.00	$16.86	(23.61)%	$317	0.23	%(d)	1.75	%(d)	0.90	%(d)(e)	10%
2021	22.38	0.56	(f)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428	2.30	(f)	1.65		0.90	(e)(g)(h)	26
2020	19.81	0.11	(f)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.43	422	0.59	(f)	1.77		0.90	(e)(h)	41
2019	18.23	0.36		2.50	2.86	(0.38)	(0.90)	—	(1.28)	0.00	19.81	15.64	374	1.80		1.74		1.68	(e)(h)	14
2018	21.94	0.16		(2.79)	(2.63)	(0.14)	(0.93)	(0.01)	(1.08)	0.00	18.23	(11.94)	231	0.76		1.72		1.72	(h)	19
2017	20.58	0.10		2.66	2.76	(0.14)	(1.26)	—	(1.40)	—	21.94	13.39	576	0.43		1.73		1.73	(h)	22
Class C
2022(c)	$21.24	$0.02		$(5.03)	$(5.01)	$—	$—	$—	$—	$—	$16.23	(23.59)%	$2	0.23	%(d)	2.50	%(d)	0.90	%(d)(e)	10%
2021	21.59	0.64	(f)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3	2.76	(f)	2.40		0.91	(e)(g)(h)	26
2020	19.13	0.10	(f)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.44	49	0.54	(f)	2.52		0.90	(e)(h)	41
2019	17.45	0.04		2.55	3.00	(0.01)	(0.90)	—	(0.91)	0.00	19.13	14.81	84	0.19		2.49		2.45	(e)(h)	14
2018	21.08	0.02		(2.68)	(2.66)	(0.03)	(0.93)	(0.01)	(0.97)	0.00	17.45	(12.56)	279	0.08		2.47		2.47	(h)	19
2017	19.85	(0.06)		2.55	2.49	—	(1.26)	—	(1.26)	—	21.08	12.53	267	(0.28)		2.48		2.48	(h)	22
Class I
2022(c)	$21.79	$0.02		$(5.17)	$(5.15)	$—	$—	$—	$—	$0.00	$16.64	(23.63)%	$10,182	0.23	%(d)	1.50	%(d)	0.90	%(d)(e)	10%
2021	22.11	0.55	(f)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523	2.32	(f)	1.40		0.90	(e)(g)(h)	26
2020	19.58	0.11	(f)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.42	13,931	0.58	(f)	1.52		0.90	(e)(h)	41
2019	18.03	0.46		2.51	2.97	(0.52)	(0.90)	—	(1.42)	0.00	19.58	16.42	12,495	2.33		1.49		0.99	(e)(h)	14
2018	21.75	0.32		(2.79)	(2.47)	(0.31)	(0.93)	(0.01)	(1.25)	0.00	18.03	(11.27)	12,394	1.52		1.47		1.00	(e)(h)	19
2017	20.40	0.28		2.62	2.90	(0.29)	(1.26)	—	(1.55)	—	21.75	14.20	14,374	1.26		1.48		1.00	(e)(h)	22

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method. (b) Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2022, unaudited. (d) Annualized.

(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $268,709, $589,925, $591,218, and $91,150 for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020 and 2019, and certain Class I expenses to the Fund of $70,600 and $56,231 for the years ended December 31, 2018 and 2017, respectively.

(f)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.05 and $0.09 (Class AAA), $0.04 and $0.09 (Class A), $0.15 and $0.08 (Class C), and $0.05 and $0.09 (Class I), and the net investment income ratios would have been 0.20% and 0.45% (Class AAA), 0.18% and 0.47% (Class A), 0.63% and 0.41% (Class C), and 0.20% and 0.46% (Class I) for the years ended December 31, 2021 and 2020, respectively.

(g)	The Fund incurred tax expense for the year ended December 31, 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

(h)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2021, 2020, 2019, 2018, and 2017, there was no impact to the expense ratios.

See accompanying notes to financial statements.

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$43,641,441	—	$370,475	$44,011,916
Financials	1,716,421	—	6,998	1,723,419
Other Industries (b)	11,977,485	—	—	11,977,485
Total Common Stocks	57,335,347	—	377,473	57,712,820
Closed-End Funds (b)	—	$29,290	—	29,290
Preferred Stocks (b)	520,641	—	—	520,641
Warrants (b)	830	—	—	830
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$57,856,818	$29,290	$377,473	$58,263,581

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2022, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:
Ordinary income	$2,108,206
Net long term capital gains	2,898,570
Total distributions paid	$5,006,776

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$48,188,654	$17,327,518	$(7,252,591)	$10,074,927

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2023, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2022, the Adviser reimbursed expenses in the amount of $268,709. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of

15

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund. The agreement is renewable annually. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,449,852:

For the year ended December 31, 2020, expiring December 31, 2022	$591,218
For the year ended December 31, 2021, expiring December 31, 2023	589,925
For the six months ended June 30, 2022, expiring December 31, 2024	268,709
$1,449,852

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $6,550,042 and $8,798,112, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid brokerage commissions on security trades of $320 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2022, there was $239,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2022 was $176,550 with a weighted average interest rate of 1.90%. The maximum amount borrowed at any time during the six months ended June 30, 2022 was $767,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and

16

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

(ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,718	$90,510	11,642	$276,213
Shares issued upon reinvestment of distributions	—	—	178,982	3,919,699
Shares redeemed	(120,576)	(2,304,355)	(247,693)	(5,861,558)
Net decrease	(115,858)	$(2,213,845)	(57,069)	$(1,665,646)
Class A
Shares sold	—	—	811	$19,672
Shares issued upon reinvestment of distributions	—	—	910	20,117
Shares redeemed	(597)	$(10,086)	(1,181)	(28,604)
Net increase/(decrease)	(597)	$(10,086)	540	$11,185
Class C
Shares issued upon reinvestment of distributions	—	—	7	$149
Shares redeemed	—	—	(2,171)	(47,919)
Net decrease	—	—	(2,164)	$(47,770)
Class I
Shares sold	13,533	$269,317	21,699	$518,139
Shares issued upon reinvestment of distributions	—	—	35,611	777,037
Shares redeemed	(22,375)	(412,529)	(66,670)	(1,586,428)
Net decrease	(8,842)	$(143,212)	(9,360)	$(291,252)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q222SR

GABELLI
FUNDS

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

Semiannual Report
June 30, 2022

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA
Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was (36.1)% compared with a total return of (20.0)% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies, which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the first half of the year we added Block Inc. (0.8% of net assets as of June 30, 2022), a next-generation payments facilitator which provides hardware and software to merchants to help them run their business. Block also operates a leading digital wallet, Cash App, which has 44 million users and is expanding functionality from peer-to-peer payments to a more complete suite of financial services. Block’s recent acquisition of Afterpay, a leading buy-now-pay-later (BNPL) vendor, has the potential to bridge Block’s merchant and consumer businesses, thereby creating one of the few two-sided payment networks at scale.

Another addition to the portfolio was Lattice Semiconductor Corp. (1.0%) the dominant player in low-power field programmable gate array (FPGA) semiconductors. FPGAs are designed to be configured by a customer after the manufacturing process. The reprogrammable nature of FPGAs make them especially relevant given the evolving standards of parallel processing. Lattice’s small, power efficient chips are optimized for applications like artificial intelligence inferencing at the edge, factory automation and industrial robotics. Lattice continues to invest in its rich software stack, which drives differentiation and sticky customer relationships. Lattice will soon expand into the mid-range FPGA market, effectively doubling the company’s addressable market.

There were no new positions added in the second quarter 2022. We reduced our overweight position in semiconductors by about 2% with the sales of Infineon Technologies and Lam Research.

Selected holdings that contributed positively to performance for the six months ended June 30, 2022 were: NextEra Energy Inc. (No longer held as of June 30, 2022), through its subsidiaries, generates, transmits, distributes, and sells electric power to retail and wholesale customers in North America; UnitedHealth Group Inc. (4.1%),operates as a diversified health care company in the United States; and SolarEdge Technologies Inc. (1.6%), together with its subsidiaries, designs, develops, and sells direct current (DC) optimized inverter systems for solar photovoltaic (PV) installations worldwide.

Some of our weaker performing holdings during the period were: Microsoft Corp. (6.8%), which develops, licenses, and supports software, services, devices, and solutions worldwide; Amazon Inc. (7.1%), which engages in the retail sale of consumer products and subscriptions in North America and internationally; and Netflix Inc. (1.0%), which provides entertainment services. It offers TV series, documentaries, feature films, and mobile games across various genres and languages.

Thank you for your investment in The Gabelli Global Growth Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

 2

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	(36.12)%	(29.32)%	8.56%	10.27%	6.74%	8.83%
Class AAA (GICPX)	(36.12)	(29.33)	8.35	9.88	6.40	8.65
MSCI AC World Index (b)	(19.97)	(15.37)	7.54	9.32	5.35	7.12
Lipper Global Large-Cap Growth Fund Classification (b)	(27.79)	(24.76)	7.65	9.45	5.85	N/A
Class A (GGGAX)	(36.13)	(29.34)	8.34	9.88	6.40	8.66
With sales charge (c)	(39.80)	(33.41)	7.07	9.23	5.98	8.43
Class C (GGGCX)	(36.11)	(29.32)	7.96	9.28	5.74	8.09

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of country indices comprising developed and emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. MSCI AC World Index since inception performance is as of January 31, 1994.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 29, 2022, the gross expense ratios for Class AAA, A, and I Shares are 1.50%, 1.50%, and 1.25%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.91%. See page 9 for the expense ratios for the six months ended June 30, 2022. The contractual reimbursements are in effect through April 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

 3

The Gabelli Global Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/22	06/30/22	Ratio	Period *
The Gabelli Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$638.80	0.90%	$ 3.66
Class A	$1,000.00	$638.70	0.90%	$ 3.66
Class C	$1,000.00	$638.90	0.90%	$ 3.66
Class I	$1,000.00	$638.80	0.90%	$ 3.66
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$ 4.51
Class A	$1,000.00	$1,020.33	0.90%	$ 4.51
Class C	$1,000.00	$1,020.33	0.90%	$ 4.51
Class I	$1,000.00	$1,020.33	0.90%	$ 4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Global Growth Fund

Information Technology	45.6%	Consumer Staples	3.2%
Consumer Discretionary	19.2%	Materials	1.3%
Health Care	15.8%	U.S. Government Obligations	0.2%
Communication Services	7.4%	Other Assets and Liabilities (Net)	(0.7)%
Financials	4.2%		100.0%
Industrials	3.8%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.5%
	INFORMATION TECHNOLOGY — 45.6%
5,400	Adobe Inc.†	$799,715	$1,976,724
5,220	Adyen NV†	7,020,303	7,592,775
45,240	Apple Inc.	1,714,592	6,185,213
10,670	ASML Holding NV	3,340,444	5,077,640
20,425	Atlassian Corp. plc, Cl. A†	3,847,698	3,827,645
41,200	Cloudflare Inc., Cl. A†	2,554,687	1,802,500
17,700	CrowdStrike Holdings Inc., Cl. A†	2,853,059	2,983,512
14,040	Keyence Corp.	3,486,195	4,799,345
18,500	Lasertec Corp.	2,217,653	2,202,056
32,000	Lattice Semiconductor Corp.†	1,866,463	1,552,000
43,500	Marvell Technology Inc.	3,020,813	1,893,555
6,700	Mastercard Inc., Cl. A	93,730	2,113,716
41,300	Microsoft Corp.	1,765,756	10,607,079
41,200	NVIDIA Corp.	2,744,627	6,245,508
17,300	PayPal Holdings Inc.†	1,355,853	1,208,232
7,730	ServiceNow Inc.†	2,412,221	3,675,769
13,200	Snowflake Inc., Cl. A†	3,372,005	1,835,592
3,000	Tokyo Electron Ltd.	1,525,253	979,511
17,000	Visa Inc., Cl. A	301,339	3,347,130
51,000	ZoomInfo Technologies Inc.†	2,755,435	1,695,240
		49,047,841	71,600,742
	CONSUMER DISCRETIONARY — 19.2%
105,000	Amazon.com Inc.†	10,921,601	11,152,050
19,600	Aptiv plc†	2,621,423	1,745,772
2,000	Christian Dior SE	290,698	1,186,279
6,780	Kering SA	4,538,970	3,482,210
12,100	Lululemon Athletica Inc.†	2,655,363	3,298,581
9,400	LVMH Moet Hennessy Louis Vuitton SE	4,598,637	5,730,170
55,300	Puma SE	4,311,191	3,641,681
		29,937,883	30,236,743
	HEALTH CARE — 15.8%
15,000	Danaher Corp.	2,786,233	3,802,800
41,300	Edwards Lifesciences Corp.†	3,392,553	3,927,217
10,350	Intuitive Surgical Inc.†	2,911,228	2,077,349
34,700	Medtronic plc	3,540,788	3,114,325
6,800	Thermo Fisher Scientific Inc.	1,451,890	3,694,304
12,500	UnitedHealth Group Inc.	6,070,557	6,420,375
10,300	Zoetis Inc.	576,483	1,770,467
		20,729,732	24,806,837
	COMMUNICATION SERVICES — 7.4%
810	Alphabet Inc., Cl. A†	238,018	1,765,201
2,696	Alphabet Inc., Cl. C†	4,011,470	5,897,365
Shares		Cost	Market Value
14,400	Meta Platforms Inc., Cl. A†	$2,649,608	$2,322,000
9,400	Netflix Inc.†	3,177,112	1,643,778
		10,076,208	11,628,344
	FINANCIALS — 4.2%
21,700	Block Inc.†	2,373,977	1,333,682
169,000	Investor AB, Cl. B	2,383,031	2,778,408
7,190	S&P Global Inc.	1,340,654	2,423,461
		6,097,662	6,535,551
	INDUSTRIALS — 3.8%
15,500	FANUC Corp.	3,273,771	2,426,444
15,400	Nidec Corp.	1,908,666	951,150
9,300	SolarEdge Technologies Inc.†	2,849,132	2,545,224
		8,031,569	5,922,818
	CONSUMER STAPLES — 3.2%
14,700	L’Oreal SA	3,252,879	5,072,822

	MATERIALS — 1.3%
9,120	The Sherwin-Williams Co.	1,760,764	2,042,059

	TOTAL COMMON STOCKS	128,934,538	157,845,916
Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$330,000	U.S. Treasury Bill, 1.644%††, 09/08/22	328,964	329,025

	TOTAL INVESTMENTS — 100.7%	$129,263,502	158,174,941
	Other Assets and Liabilities (Net) — (0.7)%		(1,111,560)
	NET ASSETS — 100.0%		$157,063,381

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

Geographic Diversification	% of Market Value	Market Value
United States	61.8%	$97,722,903
Europe	26.5	41,967,306
Japan	7.2	11,358,507
Asia/Pacific	2.4	3,827,645
Canada	2.1	3,298,580
	100.0%	$158,174,941

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $129,263,502)	$158,174,941
Foreign currency, at value (cost $22,992)	23,188
Receivable for Fund shares sold	56,593
Receivable from Adviser	74,630
Dividends receivable	85,806
Prepaid expenses	10,824
Total Assets	158,425,982
Liabilities:
Payable to bank	67,251
Payable for Fund shares redeemed	1,054,169
Payable for investment advisory fees	134,909
Payable for distribution fees	18,352
Payable for accounting fees	7,500
Other accrued expenses	80,420
Total Liabilities	1,362,601
Net Assets
(applicable to 4,449,990 shares outstanding)	$157,063,381
Net Assets Consist of:
Paid-in capital	$129,960,281
Total distributable earnings	27,103,100
Net Assets	$157,063,381
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($78,487,547 ÷ 2,247,105 shares outstanding; 75,000,000 shares authorized)	$34.93
Class A:
Net Asset Value and redemption price per share ($3,005,498 ÷ 86,106 shares outstanding; 50,000,000 shares authorized)	$34.90
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$37.03
Class C:
Net Asset Value and redemption price per share ($1,144,639 ÷ 40,638 shares outstanding; 25,000,000 shares authorized)	$28.17
Class I:
Net Asset Value, offering, and redemption price per share ($74,425,697 ÷ 2,076,141 shares outstanding; 25,000,000 shares authorized)	$35.85

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $84,235)	$577,609
Interest	3,176
Total Investment Income	580,785
Expenses:
Investment advisory fees	949,606
Distribution fees - Class AAA	121,531
Distribution fees - Class A	4,859
Distribution fees - Class C	8,342
Shareholder services fees	71,175
Registration expenses	36,914
Shareholder communications expenses	33,191
Legal and audit fees	28,462
Accounting fees	22,500
Custodian fees	18,699
Directors’ fees	17,117
Tax expense	1,003
Interest expense	366
Miscellaneous expenses	22,463
Total Expenses	1,336,228
Less:
Expense reimbursements (See Note 3)	(479,847)
Expenses paid indirectly by broker (See Note 6)	(366)
Total Reimbursements and Credits	(480,213)
Net Expenses	856,015
Net Investment Loss	(275,230)
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	274,819
Net realized loss on foreign currency transactions	(6,060)

Net realized gain on investments and foreign currency transactions	268,759
Net change in unrealized appreciation/depreciation:
on investments	(87,212,527)
on foreign currency translations	(5,835)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(87,218,362)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(86,949,603)
Net Decrease in Net Assets Resulting from Operations	$(87,224,833)

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment loss	$(275,230)	$(1,061,876)
Net realized gain on investments and foreign currency transactions	268,759	9,111,947
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(87,218,362)	33,554,660
Net Increase/(Decrease) in Net Assets Resulting from Operations	(87,224,833)	41,604,731

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(5,108,633)
Class A	—	(214,057)
Class C	—	(120,340)
Class I	—	(4,150,844)
Total Distributions to Shareholders	—	(9,593,874)

Capital Share Transactions:
Class AAA	(2,493,276)	(6,526,433)
Class A	(422,414)	(289,185)
Class C	(492,061)	(293,511)
Class I	7,870,159	21,645,828
Net Increase in Net Assets from Capital Share Transactions	4,462,408	14,536,699
Redemption Fees	631	33
Net Increase/(Decrease) in Net Assets	(82,761,794)	46,547,589
Net Assets:
Beginning of year	239,825,175	193,277,586
End of period	$157,063,381	$239,825,175

See accompanying notes to financial statements.

8

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2022(c)	$54.68	$(0.06)	$(19.69)	$(19.75)	$—	$—	$—	$—	$0.00	$34.93	(36.12)%	$78,487	(0.29	)%(d)	1.52	%(d)	0.90	%(d)(e)(f)(g)	17%
2021	47.04	(0.25)	10.19	9.94	(0.02)	(2.28)	—	(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(e)(f)	49
2020	35.56	(0.05)	12.64	12.59	(0.09)	(1.02)	—	(1.11)	0.00	47.04	35.43	115,210	(0.14)		1.57		0.90	(f)	50
2019	29.94	(0.07)	9.29	9.22	—	(3.60)	—	(3.60)	0.00	35.56	30.73	88,287	(0.21)		1.63		1.22	(f)	78
2018	33.42	(0.05)	(0.91)	(0.96)	—	(2.52)	—	(2.52)	0.00	29.94	(2.80)	71,877	(0.14)		1.68		1.42	(f)(g)	58
2017	26.72	(0.13)	7.89	7.76	—	(1.05)	(0.01)	(1.06)	0.00	33.42	29.02	77,829	(0.42)		1.67		1.67	(g)	43
Class A
2022(c)	$54.64	$(0.06)	$(19.68)	$(19.74)	$—	$—	$—	$—	$0.00	$34.90	(36.13)%	$3,005	(0.30	)%(d)	1.52	%(d)	0.90	%(d)(e)(f)(g)	17%
2021	47.01	(0.25)	10.18	9.93	(0.02)	(2.28)	—	(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(e)(f)	49
2020	35.55	(0.05)	12.62	12.57	(0.09)	(1.02)	—	(1.11)	0.00	47.01	35.38	4,804	(0.12)		1.57		0.90	(f)	50
2019	29.93	(0.08)	9.30	9.22	—	(3.60)	—	(3.60)	0.00	35.55	30.74	5,332	(0.21)		1.63		1.22	(f)	78
2018	33.41	(0.05)	(0.91)	(0.96)	—	(2.52)	—	(2.52)	0.00	29.93	(2.80)	3,861	(0.14)		1.68		1.41	(f)(g)	58
2017	26.72	(0.13)	7.88	7.75	—	(1.05)	(0.01)	(1.06)	0.00	33.41	28.98	3,652	(0.43)		1.67		1.67	(g)	43
Class C
2022(c)	$44.09	$(0.05)	$(15.87)	$(15.92)	$—	$—	$—	$—	$0.00	$28.17	(36.11)%	$1,145	(0.31	)%(d)	2.27	%(d)	0.90	%(d)(e)(f)(g)	17%
2021	38.30	(0.21)	8.30	8.09	(0.02)	(2.28)	—	(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(e)(f)	49
2020	29.11	(0.04)	10.34	10.30	(0.09)	(1.02)	—	(1.11)	0.00	38.30	35.41	2,376	(0.12)		2.32		0.90	(f)	50
2019	25.18	(0.25)	7.78	7.53	—	(3.60)	—	(3.60)	0.00	29.11	29.82	2,598	(0.84)		2.38		1.87	(f)	78
2018	28.73	(0.28)	(0.75)	(1.03)	—	(2.52)	—	(2.52)	0.00	25.18	(3.50)	1,561	(0.93)		2.43		2.15	(f)(g)	58
2017	23.26	(0.32)	6.85	6.53	—	(1.05)	(0.01)	(1.06)	0.00	28.73	28.04	1,479	(1.19)		2.42		2.42	(g)	43
Class I
2022(c)	$56.12	$(0.06)	$(20.21)	$(20.27)	$—	$—	$—	$—	$0.00	$35.85	(36.12)%	$74,426	(0.29	)%(d)	1.27	%(d)	0.90	%(d)(e)(f)(g)	17%
2021	48.23	(0.26)	10.45	10.19	(0.02)	(2.28)	—	(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(e)(f)	49
2020	36.45	(0.08)	12.97	12.89	(0.09)	(1.02)	—	(1.11)	0.00	48.23	35.39	70,888	(0.18)		1.32		0.90	(f)	50
2019	30.55	0.01	9.49	9.50	—	(3.60)	—	(3.60)	0.00	36.45	31.03	16,566	0.03		1.38		0.99	(f)	78
2018	33.90	0.09	(0.92)	(0.83)	—	(2.52)	—	(2.52)	0.00	30.55	(2.37)	8,272	0.26		1.43		1.00	(f)(g)	58
2017	26.92	0.07	7.97	8.04	—	(1.05)	(0.01)	(1.06)	0.00	33.90	29.84	5,667	0.24		1.42		1.00	(f)(g)	43

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2022, unaudited.
(d)	Annualized.
(e)	The Fund incurred tax expense for the six months ended June 30, 2022 and the year ended December 31, 2021. For the six months ended June 30, 2022, the effect was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(f)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $479,847, $1,048,506, $876,253, $412,641, and $261,050 for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, and 2018 and certain Class I expenses to the Fund of $19,466 for the year ended December 31, 2017.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2022 and the years ended December 31, 2018 and 2017, there was no impact to the expense ratios.

See accompanying notes to financial statements.

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Growth Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$157,845,916	—	$157,845,916
U.S. Government Obligations	—	$329,025	329,025
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$157,845,916	$329,025	$158,174,941

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2022 and December 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:
Ordinary income	$83,575
Net long term capital gains	9,510,299
Total distributions paid	$9,593,874

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$129,461,033	$43,303,218	$(14,589,310)	$28,713,908

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund incurred an excise tax expense of $1,003. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2023, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2022, the Adviser reimbursed the Fund in the amount of $479,847. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.91% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $2,404,606:

For the year ended December 31, 2020, expiring December 31, 2022	$876,253
For the year ended December 31, 2021, expiring December 31, 2023	1,048,506
For the six months ended June 30, 2022, expiring December 31, 2024	479,847
$2,404,606

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $38,806,358 and $32,146,740, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Distributor retained a total of $462 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $366.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

14

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2022, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the sixteen days of borrowings during the six months ended June 30, 2022 was $290,625 with a weighted average interest rate of 1.80%. The maximum amount borrowed at any time during the six months ended June 30, 2022 was $586,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	15,426	$691,571	28,040	$1,478,100
Shares issued upon reinvestment of distributions	9	433	89,559	4,927,528
Shares redeemed	(73,848)	(3,185,280)	(261,404)	(12,932,061)
Net decrease	(58,413)	$(2,493,276)	(143,805)	$(6,526,433)
Class A
Shares sold	8,409	$361,528	4,244	$225,295
Shares issued upon reinvestment of distributions	—	—	3,711	204,046
Shares redeemed	(18,421)	(783,942)	(14,017)	(718,526)
Net decrease	(10,012)	$(422,414)	(6,062)	$(289,185)
Class C
Shares issued upon reinvestment of distributions	—	—	2,712	$120,340
Shares redeemed	(14,042)	$(492,061)	(10,083)	(413,851)
Net decrease	(14,042)	$(492,061)	(7,371)	$(293,511)
Class I
Shares sold	594,597	$25,105,700	788,919	$40,872,080
Shares issued upon reinvestment of distributions	—	—	73,260	4,137,005
Shares redeemed	(409,309)	(17,235,541)	(441,098)	(23,363,257)
Net increase	185,288	$7,870,159	421,081	$21,645,828

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL GROWTH FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
DST Asset Manager Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q222SR

GABELLI
FUNDS

THE GABELLI GLOBAL GROWTH FUND

Semiannual Report
June 30, 2022

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2022

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was (20.3)% compared with a total return of (20.3)% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital.

The Fund’s investment strategy is to invest 80% of its net assets in dividend-paying securities (such as common and preferred stock) or other income producing securities (such as fixed-income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Fund’s portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases.

Performance Discussion (Unaudited)

Inflation continues to be a significant problem all across the globe, especially energy prices in Europe and the US. However, it is not just energy prices. Inflation has taken hold of food prices and across the entire economy. As some may remember, in 2021, the Federal Reserve said inflation was “transitory.” Now almost nobody believes inflation is “transitory,” including the Federal Reserve. The Fed is now starting to take aggressive steps to raise short term interest rates and reduce the size of the Federal Reserve’s balance sheet to fight inflation. At the end of the second quarter, the Fed Fund Target Rate was 1.75%, up from 0.25% at the end of last year. Expectations are that the Fed will raise rates above 3% before the end of this year.

All major European, Asian, and North American stock indices were down for the first half of the year. In the United States, all sectors in the S&P 500 were down in the first half, except for energy, which was up by about 32% due to the large spike in oil and gas prices during the first quarter. The worst performing sector for the first half of the year was Discretionary, which was down by about 33%.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Selected holdings that contributed positively to performance for the six months ended June 30, 2022 were: Swedish Match (1.7% of net assets as of June 30, 2022), which develops, manufactures, markets, and sells snus and moist snuff, lights, and other tobacco products in Scandinavia, the United States, and internationally. In May, Philip Morris International made an all-cash offer to buy the company for a 39% premium to where the stock was trading before market speculation about a buyout started; T-Mobile (2.0%), together with its subsidiaries, provides mobile communications services in the United States, Puerto Rico, and the United States Virgin Islands; and Bristol-Meyers Squibb Co. (0.6%), discovers, develops, licenses, manufactures, and markets biopharmaceutical products worldwide.

Some of our weaker performing holdings during the period were: Herc Holdings Inc. (1.7%), the equipment rental company; Sony (7.9%), the large Japanese conglomerate that designs, develops, produces, and sells electronic equipment, instruments, and devices for the consumer, professional, and industrial markets in Japan, the United States, Europe, China, the Asia-Pacific, and internationally; and CNH Industrial NV (3.2%) which designs, produces, markets, sells, and finances agricultural and construction equipment, trucks, commercial vehicles, buses, and specialty vehicles in North America, Europe, South America, and internationally.

Thank you for your investment in the Gabelli Global Rising Income and Dividend Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/3/94)
Class AAA (GAGCX)	(20.30)%	(15.88)%	2.69%	4.92%	2.38%	4.42%
MSCI World Index (b)	(20.29)	(13.94)	8.22	10.10	5.77	7.38
Class A (GAGAX)	(20.29)	(15.88)	2.70	4.88	2.39	4.44
With sales charge (c)	(24.87)	(20.72)	1.49	4.26	1.98	4.21
Class C (GACCX)	(20.29)	(15.90)	2.32	3.99	1.50	3.80
Class I (GAGIX)	(20.30)	(15.88)	3.03	5.22	2.66	4.57

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market. Dividends are considered reinvested. You cannot invest directly in an index. MSCI World Index since inception performance is as of January 31, 1994.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 29, 2022, the gross expense ratios for Class AAA, A, and I Shares are 1.62%, 1.62%, and 1.37%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 11 for the expense ratios for the six months ended June 30, 2022. The contractual reimbursements are in effect through April 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$797.00	0.90%	$ 4.01
Class A	$1,000.00	$797.10	0.90%	$ 4.01
Class C	$1,000.00	$797.10	0.90%	$ 4.01
Class I	$1,000.00	$797.00	0.90%	$ 4.01
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$ 4.51
Class A	$1,000.00	$1,020.33	0.90%	$ 4.51
Class C	$1,000.00	$1,020.33	0.90%	$ 4.51
Class I	$1,000.00	$1,020.33	0.90%	$ 4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Global Rising Income and Dividend Fund

Food and Beverage	19.1%	Automotive: Parts and Accessories	2.3%
Financial Services	9.7%	Aerospace and Defense	1.9%
Consumer Products	9.6%	Equipment and Supplies	1.8%
Electronics	7.9%	Building and Construction	1.6%
Diversified Industrial	7.2%	Energy and Energy Services	1.5%
Energy and Utilities	4.8%	Hotels and Gaming	1.3%
Health Care	3.9%	Business Services	1.3%
Telecommunications	3.7%	Broadcasting	1.1%
Machinery	3.7%	Specialty Chemicals	1.1%
Wireless Telecommunications	3.7%	Computer Software and Services	0.8%
Cable and Satellite	2.7%	Retail	0.8%
Consumer Services	2.7%	Publishing	0.6%
Entertainment	2.6%	Other Assets and Liabilities (Net)	0.3%
Automotive	2.3%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.7%
	Aerospace and Defense — 1.9%
8,000	Aerojet Rocketdyne Holdings Inc.†	$167,651	$324,800
1,600	L3Harris Technologies Inc.	126,334	386,720
5,500	Ultra Electronics Holdings plc	114,145	231,786
		408,130	943,306
	Automotive — 2.3%
17,000	Daimler Truck Holding AG†	459,903	443,775
40,000	Iveco Group NV†	246,882	211,351
24,000	Traton SE	534,623	351,105
1,000	Volkswagen AG	167,644	182,239
		1,409,052	1,188,470

	Automotive: Parts and Accessories — 2.3%
20,000	Dana Inc.	312,587	281,400
2,000	Genuine Parts Co.	179,604	266,000
1,200	Linamar Corp.	62,815	50,845
26,000	Uni-Select Inc.†	293,769	577,688
		848,775	1,175,933

	Broadcasting — 1.1%
500	Cogeco Inc.	31,205	26,511
6,300	Paramount Global, Cl. A	261,520	171,738
17,500	Sinclair Broadcast Group Inc., Cl. A	549,022	357,000
		841,747	555,249

	Building and Construction — 1.6%
333	Arcosa Inc.	7,045	15,461
500	Chofu Seisakusho Co. Ltd.	11,059	6,497
10,000	GCP Applied Technologies Inc.†	216,841	312,800
6,000	Johnson Controls International plc	211,053	287,280
2,000	Lennar Corp., Cl. B	91,920	117,420
200	Sika AG	56,628	46,090
		594,546	785,548

	Business Services — 1.3%
18,000	JCDecaux SA†	488,502	302,376
11,500	Matthews International Corp., Cl. A	349,866	329,705
		838,368	632,081
	Cable and Satellite — 2.7%
2,000	DISH Network Corp., Cl. A†	50,701	35,860
800	EchoStar Corp., Cl. A†	33,390	15,440
8,000	Liberty Global plc, Cl. A†	196,344	168,400
6,000	Liberty Global plc, Cl. C†	171,143	132,540
14,000	Liberty Latin America Ltd., Cl. A†	167,391	109,200
			Market
Shares		Cost	Value
595	Liberty Latin America Ltd., Cl. C†	$4,248	$4,635
19,000	Rogers Communications Inc., Cl. B	667,343	910,100
		1,290,560	1,376,175

	Computer Software and Services — 0.8%
1,777	AVEVA Group plc	55,461	48,692
28,000	Hewlett Packard Enterprise Co.	379,309	371,280
		434,770	419,972

	Consumer Products — 9.6%
7,500	Energizer Holdings Inc.	279,750	212,625
20,000	Essity AB, Cl. A	527,632	521,029
9,300	Hunter Douglas NV†	560,301	1,705,539
2,000	L’Oreal SA	335,032	690,180
2,000	Salvatore Ferragamo SpA	36,074	30,810
12,000	Scandinavian Tobacco Group A/S	179,667	234,672
1,000	Spectrum Brands Holdings Inc.	88,826	82,020
4,000	Svenska Cellulosa AB SCA, Cl. A	26,332	59,513
85,000	Swedish Match AB	315,078	865,808
6,000	Terminix Global Holdings Inc.†	212,446	243,900
7,000	Unicharm Corp.	139,941	234,227
		2,701,079	4,880,323

	Consumer Services — 2.7%
11,500	Ashtead Group plc	231,411	481,424
200	Boyd Group Services Inc.	14,695	21,544
9,500	Herc Holdings Inc.	302,908	856,425
		549,014	1,359,393

	Diversified Industrial — 7.2%
600	Aker ASA, Cl. A	34,010	46,052
11,571	Ampco-Pittsburgh Corp.†	50,157	44,780
9,000	Ardagh Group SA	158,182	137,250
10,000	Bollore SE	55,197	46,319
10,000	Bouygues SA	416,538	307,678
1,200	Crane Holdings Co.	92,553	105,072
14,000	EnPro Industries Inc.	945,378	1,147,020
3,500	Hyster-Yale Materials Handling Inc.	161,495	112,770
10,000	Jardine Matheson Holdings Ltd.	570,859	525,600
3,500	Macquarie Infrastructure Holdings LLC	77,035	13,685
14,500	Myers Industries Inc.	224,775	329,585
11,000	Nilfisk Holding A/S†	184,824	232,475
2,400	Park-Ohio Holdings Corp.	44,577	38,064
2,000	Sulzer AG	168,176	124,234

See accompanying notes to financial statements.

6

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
6,000	Textron Inc.	$254,525	$366,420
3,000	Trinity Industries Inc.	57,151	72,660
		3,495,432	3,649,664

	Electronics — 7.9%
24,000	Sony Group Corp.	666,203	1,962,559
25,000	Sony Group Corp., ADR	516,885	2,044,250
		1,183,088	4,006,809

	Energy and Energy Services — 1.5%
4,000	BP plc, ADR	112,910	113,400
12,500	Landis+Gyr Group AG	759,653	655,345
		872,563	768,745

	Energy and Utilities — 4.8%
7,500	Cameco Corp.	78,158	157,650
600	Cheniere Energy Inc.	23,332	79,818
7,000	National Fuel Gas Co.	358,846	462,350
13,500	National Grid plc, ADR	906,188	873,315
18,000	Severn Trent plc	485,729	595,771
11,000	Shell plc	237,463	285,749
		2,089,716	2,454,653

	Entertainment — 2.6%
35,000	Corus Entertainment Inc., Cl. B	125,941	95,984
40,000	Grupo Televisa SAB, ADR	374,141	327,200
13,000	International Game Technology plc	153,742	241,280
112,500	ITV plc	235,598	89,371
27,500	Tencent Music Entertainment Group, ADR†	356,828	138,050
5,000	Universal Music Group NV	123,230	100,257
20,000	Vivendi SE	254,924	203,218
10,000	Warner Bros Discovery Inc.†	235,608	134,200
		1,860,012	1,329,560

	Equipment and Supplies — 1.8%
4,500	Graco Inc.	100,232	267,345
12,000	Mueller Industries Inc.	340,226	639,480
		440,458	906,825

	Financial Services — 9.7%
1,000	American Express Co.	80,155	138,620
2,000	American International Group Inc.	69,828	102,260
3,000	Bank of America Corp.	85,175	93,390
3	Berkshire Hathaway Inc., Cl. A†	358,105	1,226,850
6,500	Citigroup Inc.	366,656	298,935
3,200	Comerica Inc.	134,262	234,816
			Market
Shares		Cost	Value
8,000	Deutsche Bank AG	$59,019	$69,920
5,000	EXOR NV	221,668	311,660
27,000	FinecoBank Banca Fineco SpA	182,261	323,125
70,000	GAM Holding AG†	292,575	57,927
1,600	Julius Baer Group Ltd.	75,332	73,811
15,800	Kinnevik AB, Cl. A†	495,663	261,023
4,400	Morgan Stanley	107,450	334,664
40,000	Resona Holdings Inc.	181,079	149,794
3,000	State Street Corp.	178,510	184,950
1,000	T. Rowe Price Group Inc.	71,771	113,610
10,000	The Bank of New York Mellon Corp.	315,339	417,100
1,500	The PNC Financial Services Group Inc.	102,907	236,655
7,000	UBS Group AG	70,979	113,540
5,000	Wells Fargo & Co.	165,445	195,850
		3,614,179	4,938,500

	Food and Beverage — 19.1%
5,000	Campbell Soup Co.	196,358	240,250
7,500	Chr. Hansen Holding A/S	343,823	545,893
6,000	Danone SA	401,091	334,883
45,000	Davide Campari-Milano NV	147,821	473,228
6,000	Diageo plc, ADR	665,409	1,044,720
4,500	Fomento Economico Mexicano SAB de CV, ADR	361,990	303,705
2,000	Heineken NV	133,144	182,343
2,500	Kellogg Co.	127,291	178,350
4,000	Kerry Group plc, Cl. A	300,765	385,855
10,600	Kikkoman Corp.	345,381	562,500
9,000	Maple Leaf Foods Inc.	190,986	176,965
3,000	McCormick & Co. Inc.	133,799	249,090
3,000	McCormick & Co. Inc., Non-Voting	106,428	249,750
14,000	Nestlé SA	1,013,818	1,634,274
3,500	Pernod Ricard SA	398,941	642,970
12,100	Remy Cointreau SA	892,126	2,113,789
6,000	The Kraft Heinz Co.	175,646	228,840
1,500	Yakult Honsha Co. Ltd.	88,237	86,564
300,000	Yashili International Holdings Ltd.†	85,349	41,291
		6,108,403	9,675,260

	Health Care — 3.9%
20,000	Achaogen Inc.†(a)	4,200	0
4,000	Bristol-Myers Squibb Co.	177,668	308,000
11,000	Clovis Oncology Inc.†	48,590	19,800
5,500	Cutera Inc.†	99,135	206,250
1,000	GSK plc, ADR	40,380	43,530
700	ICU Medical Inc.†	39,966	115,073
4,666	Idorsia Ltd.†	57,775	66,717

See accompanying notes to financial statements.

7

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,600	Johnson & Johnson	$182,234	$284,016
1,000	Medmix AG	48,239	22,144
1,500	Patterson Cos. Inc.	32,571	45,450
6,000	Pfizer Inc.	143,047	314,580
5,000	Roche Holding AG, ADR	93,345	208,550
35,000	Viatris Inc.	551,600	366,450
		1,518,750	2,000,560

	Hotels and Gaming — 1.3%
225,000	Mandarin Oriental International Ltd.†	365,250	425,250
200,000	The Hongkong & Shanghai Hotels Ltd.†	290,849	184,024
1,200	Wynn Resorts Ltd.†	111,559	68,376
		767,658	677,650

	Machinery — 3.7%
90,000	CNH Industrial NV, Borsa Italiana	746,753	1,039,357
50,000	CNH Industrial NV, New York	386,314	579,500
2,666	NKT A/S†	52,701	113,288
14,524	Twin Disc Inc.†	210,228	131,587
		1,395,996	1,863,732

	Publishing — 0.6%
25,000	The E.W. Scripps Co., Cl. A†	376,462	311,750

	Retail — 0.8%
3,500	Nathan’s Famous Inc.	204,967	204,995
4,000	Walgreens Boots Alliance Inc.	211,496	151,600
2,000	Zalando SE†	203,310	52,314
		619,773	408,909

	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	35,829	72,135
3,000	International Flavors & Fragrances Inc.	312,534	357,360
200	The Chemours Co.	1,719	6,404
4,000	Valvoline Inc.	83,077	115,320
		433,159	551,219

	Telecommunications — 3.7%
200	Cogeco Communications Inc.	16,245	13,529
11,000	Deutsche Telekom AG	200,258	218,399
20,000	Deutsche Telekom AG, ADR	364,253	398,400
75,000	Koninklijke KPN NV	221,420	267,306
1,600	Lumen Technologies Inc.	19,485	17,456
4,000	Orange Belgium SA†	91,879	75,117
60,000	Pharol SGPS SA†	30,852	5,018
			Market
Shares		Cost	Value
1,000	Prosus NV	$53,202	$65,476
6,500	Proximus SA	130,277	95,806
130,000	Sistema PJSC FC, GDR(a)	659,906	65,000
110,000	Telefonica Deutschland Holding AG	394,822	315,852
5,000	Vantage Towers AG	159,804	139,377
120,000	VEON Ltd., ADR†	279,665	55,200
3,000	Verizon Communications Inc.	144,345	152,250
		2,766,413	1,884,186

	Wireless Telecommunications — 3.7%
25,500	Millicom International Cellular SA, SDR†	655,266	363,939
7,500	T-Mobile US Inc.†	622,425	1,009,050
31,000	Vodafone Group plc, ADR	662,198	482,980
		1,939,889	1,855,969
	TOTAL COMMON STOCKS	39,397,992	50,600,441

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,466	3,336

	TOTAL INVESTMENTS — 99.7%	$39,403,458	50,603,777
	Other Assets and Liabilities (Net) — 0.3%		155,321
	NET ASSETS — 100.0%		$50,759,098

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SDR  Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	47.0%	$23,759,993
United States.	35.2	17,821,457
Japan	10.0	5,046,391
Canada.	4.0	2,030,816
Asia/Pacific	2.6	1,314,215
Latin America	1.2	630,905
	100.0%	$50,603,777

See accompanying notes to financial statements.

8

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $39,403,458)	$50,603,777
Foreign currency, at value (cost $129,074)	127,352
Receivable for Fund shares sold	53
Receivable from Adviser	23,295
Dividends receivable	146,319
Prepaid expenses	15,370
Total Assets	50,916,166
Liabilities:
Payable to bank	54,792
Payable for investment advisory fees	43,365
Payable for accounting fees	7,500
Payable for distribution fees	1,373
Payable for legal and audit fees	23,920
Payable for shareholder communications	10,087
Payable for custodian fees	9,688
Other accrued expenses	6,343
Total Liabilities	157,068
Net Assets
(applicable to 1,832,705 shares outstanding)	$50,759,098
Net Assets Consist of:
Paid-in capital.	$39,583,700
Total distributable earnings	11,175,398
Net Assets	$50,759,098
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,874,342 ÷ 140,157 shares outstanding; 75,000,000 shares authorized).	$27.64
Class A:
Net Asset Value and redemption price per share ($806,612 ÷ 29,119 shares outstanding; 50,000,000 shares authorized)	$27.70
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$29.39
Class C:
Net Asset Value and redemption price per share ($437,618 ÷ 18,975 shares outstanding; 25,000,000 shares authorized)	$23.06
Class I:
Net Asset Value, offering, and redemption price per share ($45,640,526 ÷ 1,644,454 shares outstanding; 25,000,000 shares authorized).	$27.75

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding
taxes of $45,637)	$616,322
Interest	2,399
Total Investment Income	618,721
Expenses:
Investment advisory fees.	301,950
Distribution fees - Class AAA	5,495
Distribution fees - Class A	1,220
Distribution fees - Class C	2,786
Accounting fees	22,500
Legal and audit fees	21,429
Registration expenses	21,407
Shareholder communications expenses	15,237
Custodian fees	11,523
Shareholder services fees	10,207
Directors’ fees.	5,151
Interest expense	75
Miscellaneous expenses	7,809
Total Expenses	426,789
Less:
Expense reimbursements (See Note 3)	(153,864)
Expenses paid indirectly by broker (See Note 6)	(1,094)
Total Reimbursements and Credits	(154,958)
Net Expenses	271,831
Net Investment Income	346,890
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	330,568
Net realized loss on foreign currency transactions	(287)

Net realized gain on investments and foreign currency transactions.	330,281
Net change in unrealized appreciation/depreciation:
on investments	(14,249,146)
on foreign currency translations	(7,290)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(14,256,436)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(13,926,155)
Net Decrease in Net Assets Resulting from Operations	$(13,579,265)

See accompanying notes to financial statements.

9

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$346,890	$735,635
Net realized gain on investments and foreign currency transactions	330,281	1,622,919
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(14,256,436)	9,476,180
Net Increase/(Decrease) in Net Assets Resulting from Operations	(13,579,265)	11,834,734

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(76,054)
Class A	—	(18,118)
Class C	—	(12,152)
Class I	—	(971,534)
Total Distributions to Shareholders	—	(1,077,858)

Capital Share Transactions:
Class AAA	(48,853)	(1,147,427)
Class A	(143,409)	159,151
Class C	(92,765)	(469,865)
Class I	(4,870,888)	4,996,888
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(5,155,915)	3,538,747
Redemption Fees	—	8
Net Increase/(Decrease) in Net Assets	(18,735,180)	14,295,631
Net Assets:
Beginning of year	69,494,278	55,198,647
End of period	$50,759,098	$69,494,278

See accompanying notes to financial statements.

10

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2022(e)	$34.68	$0.18		$(7.22)	$(7.04)	$—	$—	$—	$—	$—	$27.64	(20.30)%	$3,874	1.18	%(f)	1.63	%(f)	0.90	%(f)(g)	3%
2021	29.04	0.39	(h)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(h)	1.62		0.90	(g)	10
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.68	5,157	0.79		1.72		0.90	(g)	8
2019	23.00	0.08	(h)	3.22	3.30	(0.08)	(0.04)	—	(0.12)	0.00	26.18	14.38	6,194	0.34	(h)	1.70		1.65	(g)	5
2018	27.20	0.16		(3.98)	(3.82)	(0.20)	(0.18)	—	(0.38)	—	23.00	(14.02)	4,929	0.60		1.67		1.67		20
2017	22.80	0.03		4.74	4.77	(0.07)	(0.28)	(0.02)	(0.37)	0.00	27.20	20.91	7,672	0.12		1.62		1.62		24
Class A
2022(e)	$34.75	$0.18		$(7.23)	$(7.05)	$—	$—	$—	$—	$—	$27.70	(20.29)%	$807	1.12	%(f)	1.63	%(f)	0.90	%(f)(g)	3%
2021	29.10	0.39	(h)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(h)	1.62		0.90	(g)	10
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.69	840	0.76		1.72		0.90	(g)	8
2019	23.04	0.09	(h)	3.21	3.30	(0.07)	(0.04)	—	(0.11)	0.00	26.23	14.35	1,441	0.35	(h)	1.70		1.66	(g)	5
2018	27.26	0.16		(3.99)	(3.83)	(0.21)	(0.18)	—	(0.39)	—	23.04	(14.01)	1,465	0.61		1.67		1.67		20
2017	22.86	0.05		4.74	4.79	(0.09)	(0.28)	(0.02)	(0.39)	0.00	27.26	20.93	1,178	0.18		1.62		1.62		24
Class C
2022(e)	$28.93	$0.15		$(6.02)	$(5.87)	$—	$—	$—	$—	$—	$23.06	(20.29)%	$438	1.13	%(f)	2.38	%(f)	0.90	%(f)(g)	3%
2021	24.30	0.34	(h)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(h)	2.38		0.90	(g)	10
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.65	968	0.74		2.47		0.90	(g)	8
2019	19.35	(0.09	)(h)	2.72	2.63	—	(0.04)	—	(0.04)	0.00	21.94	13.61	1,836	(0.43	)(h)	2.45		2.37	(g)	5
2018	22.93	(0.02)		(3.35)	(3.37)	(0.03)	(0.18)	—	(0.21)	—	19.35	(14.65)	2,245	(0.09)		2.42		2.42		20
2017	19.36	(0.14)		4.01	3.87	—	(0.28)	(0.02)	(0.30)	0.00	22.93	19.98	2,127	(0.62)		2.37		2.37		24
Class I
2022(e)	$34.82	$0.18		$(7.25)	$(7.07)	$—	$—	$—	$—	$—	$27.75	(20.30)%	$45,641	1.15	%(f)	1.38	%(f)	0.90	%(f)(g)	3%
2021	29.15	0.39	(h)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(h)	1.37		0.90	(g)	10
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.67	48,234	0.79		1.47		0.90	(g)	8
2019	23.08	0.25	(h)	3.24	3.49	(0.25)	(0.04)	—	(0.29)	0.00	26.28	15.11	44,180	1.01	(h)	1.45		0.99	(g)	5
2018	27.35	0.35		(4.04)	(3.69)	(0.40)	(0.18)	—	(0.58)	—	23.08	(13.44)	38,934	1.32		1.42		1.00	(g)	20
2017	22.89	0.19		4.78	4.97	(0.21)	(0.28)	(0.02)	(0.51)	0.00	27.35	21.68	59,555	0.74		1.37		1.00	(g)	24

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all period/years presented there was no impact on the expense ratios.
(d)	The Fund incurred interest expense, the effect of which was minimal.

(e)	For the six months ended June 30, 2022, unaudited. (f) Annualized.

(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of 153,864, $311,048, $295,855, and $196,584 for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, and 2019 and certain Class I expenses to the Fund of $211,071 and $175,468 for the years ended December 31, 2018 and 2017, respectively.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 and $0.03 (Class AAA), $0.19 and $0.04 (Class A), $0.17 and $(0.13) (Class C), and $0.19 and $0.20 (Class I), and the net investment income/(loss) ratios would have been 0.59% and 0.14% (Class AAA), 0.57% and 0.14% (Class A), 0.61% and (0.64%) (Class C), 0.58% and 0.80% (Class I), for the years ended December 31, 2021 and 2019, respectively.

See accompanying notes to financial statements.

11

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Rising Income and Dividend Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to seek to provide investors a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

12

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$3,512,414	$137,250	—	$3,649,664
Health Care	2,000,560	—	$0	2,000,560
Telecommunications	1,819,186	—	65,000	1,884,186
Other Industries (b)	43,066,031	—	—	43,066,031
Total Common Stocks	50,398,191	137,250	65,000	50,600,441
Warrants (b)	3,336	—	—	3,336
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$50,401,527	$137,250	$65,000	$50,603,777

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have any material transfers into or out of Level 3 during the period ended June 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

13

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2022, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

14

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2022, the Fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2022, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

15

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2022, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

16

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$869,291
Net long term capital gains	208,567
Total distributions paid	$1,077,858

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$40,035,074	$16,327,469	$(5,758,766)	$10,568,703

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2023, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2022, the Adviser reimbursed expenses in the amount of $153,864. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the

17

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund. The agreement is renewable annually. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $760,767:

For the year ended December 31, 2020, expiring December 31, 2022	$295,855
For the year ended December 31, 2021, expiring December 31, 2023	311,048
For the six months ended June 30, 2022, expiring December 31, 2024	153,864
$760,767

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $3,271,713 and $1,666,140, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid brokerage commissions on security trades of $379 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $11 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,094.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2022, there were no borrowings under the line of credit.

8.  Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020 (the Effective Date), the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but

18

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	493	$15,874	626	$20,584
Shares issued upon reinvestment of distributions	—	—	2,106	72,245
Shares redeemed	(2,038)	(64,727)	(38,610)	(1,240,256)
Net decrease	(1,545)	$(48,853)	(35,878)	$(1,147,427)
Class A
Shares sold	595	$19,302	8,319	$272,444
Shares issued upon reinvestment of distributions	—	—	469	16,148
Shares redeemed	(5,135)	(162,711)	(3,997)	(129,441)
Net increase/(decrease)	(4,540)	$(143,409)	4,791	$159,151
Class C
Shares issued upon reinvestment of distributions	—	$—	424	$12,152
Shares redeemed	(3,628)	(92,765)	(17,658)	(482,017)
Net decrease	(3,628)	$(92,765)	(17,234)	$(469,865)
Class I
Shares sold	94,350	$3,115,051	187,993	$6,268,108
Shares issued upon reinvestment of distributions	—	—	18,840	649,051
Shares redeemed	(252,367)	(7,985,939)	(58,761)	(1,920,271)
Net increase/(decrease)	(158,017)	$(4,870,888)	148,072	$4,996,888

9.  Significant Shareholder. As of June 30, 2022, approximately 85.9% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

19

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

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Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

The Gabelli International Small Cap Fund

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Gustavo Pifano	Ashish Sinha
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was (29.4)% compared with a total return of (24.7)% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available. See page 4 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

The Fund’s investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC, the Adviser, currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment.

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

In selecting investments, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Performance Discussion (Unaudited)

It was an extremely difficult six months for equity investors with most countries and many sectors declining by more than double digits. Germany, the Netherlands and Sweden lost more than 20%. The Chinese market performed slightly better with a decline of 12.3% which helped emerging markets outperform developed markets for the period. However, Chinese stocks had lost 33% in the preceding twelve months. On a global basis, all sectors declined with the less economically sensitive sectors such as health care, consumer staples and telecom falling less than the average. This reflects investor fear that persistent inflation will lead to increasingly tighter monetary policy from central banks which in turn will lead to slower growth or possibly a recession. In addition to inflation concerns, the conflict in the Ukraine and the COVID-19 related shutdowns in China have added to investor nervousness. Complicating matters further, the dollar has been very strong which tends to manifest itself in a tightening of financial conditions outside the US, particularly in those emerging markets that have dollar debt.

The fund is focused on companies outside the US with a market capitalization less than $3bn. At the end of June, over 60% of the portfolio was invested in Europe with about 20% invested in Japan, 10% in the Pacific ex Japan and the rest held in cash. Our largest sector exposures are consumer staples (22%) and healthcare (17%) which reflects our near term concerns about global growth.

The fund’s leading contributor to performance during the first quarter 2022 was Brewin Dolphin, a UK based wealth manager that was the subject of a takeover offer from RBC, one of the largest banks in Canada. The company’s share price appreciated by 34.5% in the quarter and contributed 65 basis points to overall fund performance. The next best contributor to performance was Austevoll Seafood, a Norwegian based fish farming company whose share price rose by 29.6% and contributed 59 basis points to performance. Rounding out the top five contributors were three of the Funds gold mining stocks. They included Endeavour Mining (+14.4%) Perseus Mining (25.0%) and Eldorado Gold (19.9%). These holdings benefited from a rising gold price. Gold ended March at $1,937 up 5.9% for the quarter.

Two of the fund’s recent winners gave up some of their gains as the market tended to sell down stocks that were trading on high multiples. Generally growth stocks are considered long duration assets and when interest rates rise the discount rate applied to future earnings also rises leading to lower multiples on near term earnings. This applied to AddLife and Bachem Holding, our top two detractors to performance. Addlife fell by 33.0% and Bachem Holding by 29.3%. The other negative contributors to performance included Inter Parfumes, Qleanair and Fevertree Drinks.

LeoVegas was our top performer during the second quarter 2022, gaining about 50% as the company was bid for by MGM Resorts at the beginning of May at which point we sold our position. Otherwise some of our Japanese investments gained during the quarter. These included Raccoon Holdings, Sakata Seed, JGC Holdings, Maruwa and Optex Group. However a number of our holdings that trade on larger than average valuations which reflect their higher growth potential performed poorly. These included MedPeer, Genius Sports, AddLife, Viaplay and Hotel Chocolat. During the quarter we purchased a position in Kindred Group which is a Swedish quoted company that offered online gaming services. Otherwise we added to our positions in 888 Holdings, JGC and Ypsomed. Aside from LeoVegas, sales included Boohoo, Brewin Dolphin and Viaplay.

2

Selected holdings that contributed positively to performance during the period ended June 30, 2022 were:

Sakata Seed Corp. (1.8% of net assets as of June 30, 2022), produces and sells vegetable and flower seeds, bulbs, plants, and agricultural and horticultural materials in Japan and internationally; LeoVegas AB (No longer held as of June 30, 2022), operates as a mobile gaming company in Malta, Sweden, and internationally; and Brewin Dolphin Holdings plc (No longer held as of June 30, 2022), together with its subsidiaries, provides wealth management services in the United Kingdom, the Channel Islands, and the Republic of Ireland.

Some of our weaker performing holdings during the period were: Addlife AB (2.5%), together with its subsidiaries, provides equipment, medical devices, and reagents primarily to healthcare system, research, colleges, and universities, as well as the food and pharmaceutical industries; Bachem Holdings AG (2.4%), which provides products for research, clinical development, and commercial application to pharmaceutical and biotechnology companies worldwide; and Hotel Chocolat Group plc (1.4%), which manufactures and retails chocolates under the Hotel Chocolat brand name in the United Kingdom, rest of Europe, Saint Lucia, the United States, Japan, and internationally.

Thank you for your investment in The Gabelli International Small Cap Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Class AAA (GABOX)	(29.40)%	(30.64)%	(0.51)%	4.12%	2.11%	5.16%
MSCI EAFE Small Cap Index	(24.71)	(23.98)	1.72	7.18	2.84	6.92(b)
MSCI AC World Ex-US Index	(18.16)	(19.00)	3.02	5.38	2.12	4.67
Lipper Global Large-Cap Growth Fund Classification	(27.79)	(24.76)	7.65	9.45	5.85	N/A
Class A (GOCAX)	(29.39)	(30.59)	(0.95)	3.88	1.96	5.07
With sales charge (c)	(33.45)	(34.58)	(2.11)	3.27	1.56	4.81
Class C (GGLCX)	(29.39)	(30.58)	(1.30)	3.35	1.35	4.64
Class I (GLOIX)	(29.42)	(30.63)	(0.48)	4.42	2.39	5.34

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The MSCI EAFE Small Cap Index captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The MSCI World Ex-U.S. Index captures large and mid cap representation across Developed Markets countries excluding the United States. The Lipper Global Large-Cap Growth Fund Classification reflects the average performance of mutual funds classified in that particular category. Dividends are considered reinvested. You cannot invest directly in an index. MSCI EAFE Small Cap Index performance as of inception of Index December 31, 1998.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 29, 2022, the gross expense ratios for Class AAA, A, and I Shares are 2.89%, 2.89%, and 2.64%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.92%. See page 11 for the expense ratios for the six months ended June 30, 2022. The contractual reimbursements are in effect through April 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

4

The Gabelli International Small Cap Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli International Small Cap Fund
Actual Fund Return
Class AAA	$1,000.00	$ 706.00	0.90%	$ 3.81
Class A	$1,000.00	$ 706.10	0.90%	$ 3.81
Class C	$1,000.00	$ 706.10	0.90%	$ 3.81
Class I	$1,000.00	$ 705.80	0.90%	$ 3.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$ 4.51
Class A	$1,000.00	$1,020.33	0.90%	$ 4.51
Class C	$1,000.00	$1,020.33	0.90%	$ 4.51
Class I	$1,000.00	$1,020.33	0.90%	$ 4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli International Small Cap Fund

Consumer Staples	19.8%
Health Care	17.1%
Consumer Discretionary	13.7%
Information Technology	12.1%
Materials	11.1%
Industrials	10.8%
U.S. Government Obligations	7.4%
Financials	5.4%
Communication Services	2.4%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.1%
	CONSUMER STAPLES — 19.8%
15,000	Austevoll Seafood ASA	$129,584	$175,589
4,500	Fevertree Drinks plc	126,414	66,830
11,000	Glanbia plc	118,284	119,078
30,000	Hotel Chocolat Group plc†	131,832	104,079
3,825	Interparfums SA	126,624	180,980
4,000	Kobe Bussan Co. Ltd.	62,798	98,025
1,750	Laurent-Perrier	158,577	178,623
2,500	Milbon Co. Ltd.	101,252	87,798
6,000	Nomad Foods Ltd.†	156,967	119,940
32,000	PZ Cussons plc	121,541	76,661
4,000	Sakata Seed Corp.	118,342	134,876
2,000	Viscofan SA	121,711	110,035
		1,473,926	1,452,514
	HEALTH CARE — 15.8%
12,212	AddLife AB, Cl. B	59,108	183,363
2,500	Bachem Holding AG, Cl. B	70,685	173,755
1,800	Gerresheimer AG	177,000	116,951
4,000	Idorsia Ltd.†	113,582	57,194
2,300	MedPeer Inc.†	110,257	31,428
230	Siegfried Holding AG	76,087	146,965
5,000	Takara Bio Inc.	144,019	70,902
230	Tecan Group AG	122,568	66,784
15,000	Tristel plc	71,265	64,365
1,300	Vetoquinol SA	81,468	159,121
646	Ypsomed Holding AG	106,186	87,699
		1,132,225	1,158,527
	CONSUMER DISCRETIONARY — 13.7%
50,000	888 Holdings plc	116,696	102,010
10,000	Beneteau SA	168,177	100,917
9,820	Entain plc†	81,636	148,826
2,200	JINS Holdings Inc.	125,148	69,074
8,000	Kindred Group plc, SDR	79,423	66,520
75,000	Mandarin Oriental International Ltd.†	149,583	141,750
6,000	Raccoon Holdings Inc.	131,510	73,806
2,000	Tod’s SpA†	132,379	62,206
15,000	Treatt plc	96,439	138,590
10,000	Zojirushi Corp.	93,734	101,784
		1,174,725	1,005,483
	INFORMATION TECHNOLOGY — 12.1%
15,000	Alphawave IP Group plc†	79,662	24,541
9,000	Genius Sports Ltd.†	157,908	20,250
7,500	GMO internet Inc.	198,867	128,574
20,000	NCC Group plc	57,230	45,576
30,000	Network International Holdings plc†	116,006	68,948
3,000	Nynomic AG†	78,031	95,259
6,000	Optex Group Co. Ltd.	98,632	89,328
Shares		Cost	Market Value
100,000	Oxford Metrics plc	$116,940	$129,642
6,000	PSI Software AG	157,350	179,514
20,000	WithSecure OYJ†	93,894	104,795
		1,154,520	886,427
	MATERIALS — 11.1%
6,000	Alamos Gold Inc., Cl. A	44,345	42,120
13,850	Alamos Gold Inc., Toronto, Cl. A	102,362	97,161
10,000	Eldorado Gold Corp.†	108,334	63,900
10,544	Endeavour Mining plc	153,901	218,138
5,000	Labrador Iron Ore Royalty Corp.	90,519	110,123
4,000	MAG Silver Corp.†	51,468	48,819
9,000	Osisko Gold Royalties Ltd.	108,792	90,755
75,000	Perseus Mining Ltd.	76,499	82,053
80,000	Westgold Resources Ltd.	132,212	65,436
		868,432	818,505
	INDUSTRIALS — 10.8%
15,000	Aida Engineering Ltd.	152,919	100,494
50,000	Chemring Group plc	137,397	191,725
2,000	Clarkson plc	78,000	73,281
4,000	Iveco Group NV†	42,339	21,135
8,000	JGC Holdings Corp.	101,054	103,420
4,000	Loomis AB	148,615	97,285
8,000	Maruwa Unyu Kikan Co. Ltd.	122,710	78,950
20,000	QleanAir AB	115,538	65,007
23,000	Teraoka Seisakusho Co. Ltd.	139,576	62,382
		1,038,148	793,679
	FINANCIALS — 5.4%
17,000	Polar Capital Holdings plc	129,675	105,540
4,000	Rothschild & Co.	142,628	135,186
20,000	Tamburi Investment Partners SpA	139,176	153,629
		411,479	394,355
	COMMUNICATION SERVICES — 2.4%
9,000	Manchester United plc, Cl. A	159,353	100,080
2,000	Xilam Animation SA†	100,466	79,644
		259,819	179,724
	TOTAL COMMON STOCKS	7,513,274	6,689,214

	PREFERRED STOCKS — 1.3%
	HEALTH CARE — 1.3%
1,800	Draegerwerk AG & Co. KGaA, 0.190%	156,593	93,655

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.4%
$545,000	U.S. Treasury Bills, 0.686% to 1.123%††, 07/07/22 to 09/01/22	$544,329	$544,088

	TOTAL INVESTMENTS — 99.8%
		$8,214,196	7,326,957
	Other Assets and Liabilities (Net) — 0.2%		12,806
	NET ASSETS — 100.0%		$7,339,763

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

SDR Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	65.6%	$4,809,910
Japan	16.8	1,230,842
United States	7.4	544,088
Canada	6.2	452,878
Asia/Pacific	4.0	289,239
	100.0%	$7,326,957

See accompanying notes to financial statements.

8

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $8,214,196)	$7,326,957
Cash	29,090
Foreign currency, at value (cost $708)	710
Receivable for Fund shares sold	261
Receivable from Adviser	15,508
Dividends receivable	13,982
Prepaid expenses	14,198
Total Assets	7,400,706
Liabilities:
Payable for investment advisory fees	6,400
Payable for distribution fees	927
Payable for legal and audit fees	23,423
Payable for shareholder communications	9,496
Payable for shareholder services fees	4,844
Payable for custodian fees	3,245
Other accrued expenses	12,608
Total Liabilities	60,943
Net Assets
(applicable to 652,620 shares outstanding)	$7,339,763
Net Assets Consist of:
Paid-in capital	$8,384,711
Total accumulated loss	(1,044,948)
Net Assets	$7,339,763
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,177,311 ÷ 375,535 shares outstanding; 75,000,000 shares authorized)	$11.12
Class A:
Net Asset Value and redemption price per share ($55,163 ÷ 4,971 shares outstanding; 50,000,000 shares authorized)	$11.10
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.78
Class C:
Net Asset Value and redemption price per share ($6,805 ÷ 682.71 shares outstanding; 25,000,000 shares authorized)	$9.97
Class I:
Net Asset Value, offering, and redemption price per share ($3,100,484 ÷ 271,431 shares outstanding; 25,000,000 shares authorized)	$11.42

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,533)	$82,266
Interest	825
Total Investment Income	83,091
Expenses:
Investment advisory fees	44,036
Distribution fees - Class AAA	6,315
Distribution fees - Class A	89
Distribution fees - Class C	47
Registration expenses	21,447
Legal and audit fees	20,934
Shareholder communications expenses	11,892
Shareholder services fees	10,734
Custodian fees	3,578
Directors’ fees	885
Interest expense	133
Miscellaneous expenses	23,336
Total Expenses	143,426
Less:
Expense reimbursements (See Note 3)	(102,671)
Expenses paid indirectly by broker (See Note 6)	(990)
Total Reimbursements and Credits	(103,661)
Net Expenses	39,765
Net Investment Income	43,326
Net Realized and Unrealized Loss on Investments, Forward Foreign Exchange
Contracts, and Foreign Currency:
Net realized loss on investments	(27,330)
Net realized loss on forward foreign exchange contracts	(73)
Net realized loss on foreign currency transactions	(646)
Net realized loss on investments, forward foreign exchange contracts, and foreign currency transactions	(28,049)
Net change in unrealized appreciation/depreciation:
on investments	(3,088,719)
on foreign currency translations	(790)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,089,509)
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	(3,117,558)
Net Decrease in Net Assets Resulting from Operations	$(3,074,232)

See accompanying notes to financial statements.

9

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$43,326	$95,666
Net realized gain/(loss) on investments, forward foreign exchange contracts, and foreign currency transactions	(28,049)	474,371
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,089,509)	21,574
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,074,232)	591,611

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(127,193)
Class A	—	(2,153)
Class C	—	(359)
Class I	—	(87,950)
Total Distributions to Shareholders	—	(217,655)

Capital Share Transactions:
Class AAA	(232,190)	(585,445)
Class A	(22,430)	60
Class C	(5,342)	(12,762)
Class I	(13,384)	(176,787)
Net Decrease in Net Assets from Capital Share Transactions	(273,346)	(774,934)
Redemption Fees	4	9
Net Decrease in Net Assets	(3,347,574)	(400,969)
Net Assets:
Beginning of year	10,687,337	11,088,306
End of period	$7,339,763	$10,687,337

See accompanying notes to financial statements.

10

The Gabelli International Small Cap Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2022(d)	$15.75	$0.06		$(4.69)	$(4.63)	$—	$—		$—	$—	$0.00	$11.12	(29.40)%	$4,177	0.97	%(e)	3.36	%(e)	0.90	%(e)(f)	4%
2021	15.44	0.13	(g)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(g)	2.89		0.92	(h)	15
2020	13.06	0.06		2.44	2.50	(0.12)	—		—	(0.12)	0.00	15.44	19.16	6,617	0.51		3.65		0.91		22
2019	11.09	0.19	(g)	2.68	2.87	(0.22)	(0.68)		—	(0.90)	0.00	13.06	25.94	6,366	1.50	(g)	3.41		1.00		9
2018	18.55	0.19		(4.13)	(3.94)	(0.19)	(3.32)		(0.01)	(3.52)	0.00	11.09	(20.87)	5,954	1.07		3.11		1.00	(f)	26
2017	22.41	0.04		6.19	6.23	(0.13)	(9.96)		—	(10.09)	—	18.55	28.09	8,599	0.16		3.01		1.67		71
Class A
2022(d)	$15.72	$0.06		$(4.68)	$(4.62)	$—	$—		$—	$—	$0.00	$11.10	(29.39)%	$55	0.89	%(e)	3.36	%(e)	0.90	%(e)(f)	4%
2021	15.40	0.13	(g)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(g)	2.89		0.92	(h)	15
2020	13.03	0.06		2.43	2.49	(0.12)	—		—	(0.12)	0.00	15.40	19.13	101	0.50		3.65		0.91		22
2019	11.05	0.07	(g)	2.67	2.74	(0.08)	(0.68)		—	(0.76)	0.00	13.03	24.86	91	0.60	(g)	3.41		1.91		9
2018	18.44	0.01		(4.08)	(4.07)	—	(3.32)		—	(3.32)	0.00	11.05	(21.70)	81	0.04		3.11		2.01	(f)	26
2017	22.33	(0.05)		6.18	6.13	(0.06)	(9.96)		—	(10.02)	—	18.44	27.74	155	(0.19)		3.01		2.00		71
Class C
2022(d)	$14.12	$0.05		$(4.20)	$(4.15)	$—	$—		$—	$—	$—	$9.97	(29.39)%	$7	0.84	%(e)	4.11	%(e)	0.90	%(e)(f)	4%
2021	13.87	0.11	(g)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(g)	3.64		0.92	(h)	15
2020	11.74	0.05		2.20	2.25	(0.12)	—		—	(0.12)	0.00	13.87	19.19	28	0.48		4.40		0.91		22
2019	10.02	(0.01	)(g)	2.41	2.40	—	(0.68)		—	(0.68)	0.00	11.74	24.01	26	(0.12	)(g)	4.16		2.61		9
2018	17.26	(0.11)		(3.81)	(3.92)	—	(3.32)		—	(3.32)	0.00	10.02	(22.33)	31	(0.67)		3.86		2.76	(f)	26
2017	21.52	(0.23)		5.93	5.70	—	(9.96)		—	(9.96)	—	17.26	26.79	43	(0.92)		3.76		2.75		71
Class I
2022(d)	$16.18	$0.07		$(4.83)	$(4.76)	$—	$—		$—	$—	$0.00	$11.42	(29.42)%	$3,101	1.00	%(e)	3.11	%(e)	0.90	%(e)(f)	4%
2021	15.85	0.14	(g)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(g)	2.64		0.92	(h)	15
2020	13.41	0.05		2.51	2.56	(0.12)	—		—	(0.12)	0.00	15.85	19.11	4,342	0.39		3.40		0.91		22
2019	11.39	0.19	(g)	2.77	2.96	(0.26)	(0.68)		—	(0.94)	0.00	13.41	26.04	1,312	1.52	(g)	3.16		1.00		9
2018	18.93	0.19		(4.22)	(4.03)	(0.18)	(3.32)		(0.01)	(3.51)	0.00	11.39	(20.90)	1,557	1.07		2.86		1.00	(f)	26
2017	22.68	0.21		6.31	6.52	(0.31)	(9.96)		—	(10.27)	—	18.93	29.02	2,031	0.82		2.76		1.00		71

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $102,671, $216,306, $210,061, $184,323, $201,091, and $144,403 for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.
(d)	For the six months ended June 30, 2022, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If credits had not been received, the ratios of operating expenses to average net assets would have been 0.93% for each Class for the six months ended June 30, 2022. For the year ended December 31, 2018, the effect of expense reimbursements was minimal.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.06 and $0.15 (Class AAA), $0.06 and $0.04 (Class A), $0.05 and $(0.05) (Class C), and $0.07 and $0.15 (Class I), and the net investment income/(loss) ratios would have been 0.36% and 1.19% (Class AAA), 0.39% and 0.29% (Class A), 0.34% and (0.43%) (Class C), and 0.44% and 1.21% (Class I) for the years ended December 31, 2021 and 2019, respectively.
(h)	The Fund incurred tax expense for the year ended December 31, 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

11

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,689,214	—	$6,689,214
Preferred Stocks (a)	93,655	—	93,655
U.S. Government Obligations	—	$544,088	544,088
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,782,869	$544,088	$7,326,957

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2022 and December 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to disallowed losses and distributions in excess of income. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:
Ordinary income	$215,281
Net long term capital gains	2,374
Total distributions paid	$217,655

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$8,214,225	$889,746	$(1,777,014)	$(887,268)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

15

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2023, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class. During the six month ended June 30, 2022, the Adviser reimbursed the Fund in the amount of $102,671. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.91% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $529,038:

For the year ended December 31, 2020, expiring December 31, 2022	$210,061
For the year ended December 31, 2021, expiring December 31, 2023	216,306
For the six months ended June 30, 2022, expiring December 31, 2024	102,671
$529,038

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $336,210 and $906,364, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2022.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket

16

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2022, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the eleven days of borrowings during the six months ended June 30, 2022 was $68,000 with a weighted average interest rate of 1.51%. The maximum amount borrowed at any time during the six months ended June 30, 2022 was $105,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A, and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA, and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

17

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,788	$23,835	6,223	$100,104
Shares issued upon reinvestment of distributions	19	270	7,944	124,396
Shares redeemed	(19,272)	(256,295)	(49,701)	(809,945)
Net decrease	(17,465)	$(232,190)	(35,534)	$(585,445)
Class A
Shares sold	384	$5,327	895	$13,953
Shares issued upon reinvestment of distributions	—	—	94	1,480
Shares redeemed	(2,031)	(27,757)	(956)	(15,373)
Net increase/(decrease)	(1,647)	$(22,430)	33	$60
Class C
Shares issued upon reinvestment of distributions	—	—	25	$358
Shares redeemed	(428)	$(5,342)	(946)	(13,120)
Net decrease	(428)	$(5,342)	(921)	$(12,762)
Class I
Shares sold	46,009	$620,762	135,215	$2,192,535
Shares issued upon reinvestment of distributions	—	—	5,184	83,354
Shares redeemed	(45,086)	(634,146)	(143,909)	(2,452,676)
Net increase/(decrease)	923	$(13,384)	(3,510)	$(176,787)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

The Gabelli Global Mini Mites Fund

Semiannual Report — June 30, 2022

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was (18.1)% compared with a total return of (22.5)% for the S&P Developed SmallCap Index. Other classes of shares are available. See page 4 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Gabelli Global Mini Mites Fund, a series of GAMCO Global Series Funds, Inc. commenced investment operations on October 1, 2018. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities.

The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund’s initial investment. These companies are called micro-cap companies. As a “global” fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The top contributors to performance in the first quarter 2022 included Bel Fuse Inc. (5.4% of net asset as of June 30, 2022) and Dril-Quip Inc. (1.7%). Bel Fuse (5.4%), a manufacturer of electronic circuits and other power products delivered strong fourth quarter revenue growth of 27% along with gross margin expansion. Management expressed confidence in its pricing initiatives and abilities to offset rising input costs. Dril-Quip is a leading manufacturer of advanced subsea drilling equipment for deep water applications. Its share price appreciated significantly during the quarter as the outlook for offshore activity brightened due to higher crude prices. Newly appointed CEO, Jeff Bird, has shown more willingness to deploy the company’s strong balance sheet, which includes over $10/share of net cash, to bolt-on acquisitions and/or share repurchases to surface shareholder value. The top detractors in the March quarter were Park-Ohio Holdings Corp. (2.3%) and Corem Property Group (1.2%). Park-Ohio is a diversified industrial company that offers supply chain management services and manufactures capital equipment and components to industrial customers. Revenue and profitability was pressured by supply chain disruptions and rising input costs principally across its General Aluminum business. Corem Property Group owns, manages and develops logistic properties in Sweden and Denmark. It focuses on urban properties suited for city and last mile logistics. After significant share price outperformance in 2021, shares declined approximately 25% during the first quarter 2022. In early March, the company initiated a share buyback program to narrow the valuation spread as shares trade at a nearly 20% discount to its net asset value.

The top contributors to performance in the second quarter 2022 included LeoVegas AB (1.2% of net assets as of June 30, 2022, +45%) and GTY Technology Holdings Inc (0.3%, +80%). LeoVegas AB is a global online gaming operator, primarily on mobile devices. The company offers a full suite of casino, bingo, and sports betting products with gross gaming revenues derived from slot games (74%), followed by live casino (14%) and sports betting (12%). In 2Q 2022, LeoVegas shares increased 45% on the back of a SEK61 per share cash offer for the company from MGM Resorts international. This offer was unanimously recommended by the LeoVegas board. The offer is not conditional upon financing and runs from 3 June to 30 Aug 2022. GTY Technology Holdings Inc. is a provider of cloud computing solutions to state and local governments, educational institutions, and healthcare organizations. GTY shares increased 80% in 2Q, 2022 on the back of a $6.30 per share in cash offer from private equity firm GI Partners. The GTY board has unanimously approved the offer, which is expected to close in 3Q 2022 following approval at a GTY shareholder special meeting and regulatory approval.

The top detractors in 2Q 2022 were Ampco-Pittsburgh Corp. (0.3%, -39%) and Corem Property Group (1.2%, -57%). Ampco-Pittsburgh, is a manufacturer of engineered specialty metal products and equipment such as forged steel rolls used in cold rolling mills, and air and liquid processing equipment such as air handling systems and pumps. Ampco shares declined by 39% in 2Q 2022 on the back of multiple factors including general recessionary fears affecting commodity-exposed companies. Corem Property Group, owns, manages, and develops logistic properties in Sweden and Denmark. Corem focuses on urban properties suited for city and last mile logistics. Corem shares declined again in 2Q 2022, as did the rest of the Swedish property sector, from concerns over falling real estate transactions, inflation, and lower valuations. In addition, the U.S. dollar to Swedish Krona rate depreciated by around 10% during the quarter, which impacted U.S. dollar returns for Corem shares.

Selected holdings that contributed positively to performance during the period ended June 30, 2022 were:

LeoVegas, AB. (1.2% of net assets as of June 30, 2022), is a global online gaming operator, primarily on mobile devices. The company offers a full suite of casino, bingo, and sports betting products; Canterbury Park Holding, Corp. (1.7%), through its subsidiaries, engages in horse racing, card casino, food and beverage, and real estate development businesses; and Intricon Corp. (No longer held as of June 30, 2022), is an international joint development manufacturer engaged in designing, developing, engineering, manufacturing, and packaging miniature interventional, implantable and body-worn medical devices.

Some of our weaker performing holdings during the period were: Corem Property Group (1.2%), owns, manages, and develops logistic properties in Sweden and Denmark; Paratek Pharmaceuticals Inc. (1.0%), a commercial-stage biopharmaceutical company, focuses on the development and commercialization of life-saving therapies for life-threatening diseases or other public health threats; and Diebold Nixdorf Inc. (0.3%), which provides connected commerce solutions to financial institutions and retailers in Western Europe, Eastern Europe, Asia, the Middle East, Africa, the United States, Canada, Mexico, and Latin America.

Thank you for your investment in the Gabelli Global Mini Mites Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	3 Year	Since Inception (10/1/18)
Class AAA (GAMNX)	(18.12)%	(25.20)%	5.43%	2.29%
S&P Developed SmallCap Index (b)	(22.50)	(22.23)	4.74	1.97
Class A (GMNAX)	(18.12)	(25.14)	5.46	2.29
With sales charge (c)	(22.82)	(29.44)	3.40	0.68
Class C (GMNCX)	(18.09)	(25.14)	5.35	2.09
Class I (GGMMX)	(18.12)	(25.20)	5.49	2.36

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P Developed Small Cap Index is a float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated April 29, 2022, the gross expense ratios for Class AAA, A, and I Shares are 3.49%, 3.49%, and 3.24%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 12 for the expense ratios for the six month ended June 30, 2022. The contractual reimbursements are in effect through April 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Global Mini Mites Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Global Mini Mites Fund
Actual Fund Return
Class AAA	$1,000.00	$818.80	0.90%	$4.06
Class A	$1,000.00	$818.80	0.90%	$4.06
Class C	$1,000.00	$819.10	0.90%	$4.06
Class I	$1,000.00	$818.80	0.90%	$4.06
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$4.51
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	$1,000.00	$1,020.33	0.90%	$4.51
Class I	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Global Mini Mites Fund
Diversified Industrial	19.2%	Energy and Utilities	2.3%
Machinery	9.1%	Computer Software and Services	1.9%
Consumer Products	8.4%	Real Estate	1.8%
Automotive: Parts and Accessories	6.8%	U.S. Government Obligations	1.7%
Electronics	5.7%	Aerospace and Defense	1.2%
Food and Beverage	5.4%	Equipment and Supplies	1.2%
Broadcasting	4.9%	Agriculture	0.9%
Health Care	4.4%	Metals and Mining	0.3%
Hotels and Gaming	3.9%	Wireless Telecommunications Services	0.1%
Financial Services	3.6%	Telecommunications	0.1%
Business Services	3.5%	Consumer Services	0.0%*
Retail	3.4%	Other Assets and Liabilities (Net)	0.4%
Specialty Chemicals	3.4%		100.0%
Entertainment	3.2%
Building and Construction	3.2%	* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 96.9%
	Aerospace and Defense — 1.2%
6,500	Avio SpA	$85,871	$74,928
1,000	CPI Aerostructures Inc.†	2,389	1,690
		88,260	76,618

	Agriculture — 0.9%
2,500	Limoneira Co.	40,952	35,225
21,000	S&W Seed Co.†	75,207	21,210
		116,159	56,435

	Automotive: Parts and Accessories — 6.1%
4,000	Garrett Motion Inc.†	16,780	30,920
12,200	Modine Manufacturing Co.†	73,911	128,466
300	Motorcar Parts of America Inc.†	4,686	3,936
800	Smart Eye AB†	8,304	4,735
5,000	Strattec Security Corp.†	192,508	165,750
1,800	Uni-Select Inc.†	8,597	39,994
		304,786	373,801

	Broadcasting — 4.9%
14,000	Beasley Broadcast Group Inc., Cl. A†	27,115	17,920
50,000	Corus Entertainment Inc.,Cl. B	186,174	137,119
17,500	Townsquare Media Inc.,Cl. A†	215,114	143,325
		428,403	298,364

	Building and Construction — 3.2%
25,000	Armstrong Flooring Inc.†	51,976	6,963
14,000	Gencor Industries Inc.†	152,965	142,240
1,925	Neinor Homes SA	24,183	24,127
200	The Monarch Cement Co.	11,234	20,400
		240,358	193,730

	Business Services — 3.5%
800	AssetCo plc†	9,199	8,083
20,000	B Intressenter AB†	453	391
8,500	Diebold Nixdorf Inc.†	80,765	19,295
4,000	eWork Group AB	33,432	47,078
6,000	Marin Software Inc.†	32,069	9,900
2,000	MIND Technology Inc.†	5,487	1,760
10,000	MoneyGram International Inc.†	94,612	100,000
4,000	Team Inc.†	18,787	2,973
50,102	Trans-Lux Corp.†	12,475	17,942
200	TravelCenters of America Inc.†	6,014	6,894
		293,293	214,316

	Computer Software and Services — 1.9%
8,000	Alithya Group Inc., Cl. A†	24,396	19,280
1,200	Asetek A/S†	4,635	2,415
			Market
Shares		Cost	Value
7,000	Daktronics Inc.†	$40,651	$21,070
500	Otonomo Technologies Ltd.†	1,570	540
70,000	Pacific Online Ltd.	14,777	10,259
800	Rubicon Technology Inc.†	6,259	7,352
3,000	Steel Connect Inc.†	1,683	4,020
20,000	ZetaDisplay AB†(a)	62,960	52,787
		156,931	117,723

	Consumer Products — 8.4%
17,000	Aspen Group Inc.†	66,940	16,660
2,300	CompX International Inc.	32,785	53,337
5,500	Glatfelter Corp.	67,322	37,840
130,000	Goodbaby International
	Holdings Ltd.†	17,329	16,733
3,724	HG Holdings Inc.†	33,740	30,388
7,500	Landec Corp.†	80,675	74,775
2,000	Lifetime Brands Inc.	19,709	22,080
5,200	Marine Products Corp.	77,185	49,452
3,000	Nobility Homes Inc.	87,608	84,000
4,000	Oil-Dri Corp. of America	135,978	122,600
71,000	Playmates Holdings Ltd.	10,621	6,062
		629,892	513,927

	Consumer Services — 0.0%
4,000	Liberty TripAdvisor Holdings Inc., Cl. A†	11,075	3,026

	Diversified Industrial — 18.9%
49,200	Ampco-Pittsburgh Corp.†	249,565	190,404
26,000	Commercial Vehicle Group Inc.†	225,554	151,840
2,500	Core Molding Technologies Inc.†	19,782	22,975
31,000	Fluence Corp. Ltd.†	7,941	4,173
6,500	Graham Corp.	73,616	44,980
28,000	INNOVATE Corp.†	77,943	48,440
30,004	Intevac Inc.†	182,627	145,219
6,000	Myers Industries Inc.	116,472	136,380
9,000	Park-Ohio Holdings Corp.	213,494	142,740
10,400	Synalloy Corp.†	104,063	146,224
13,000	Tredegar Corp.	180,426	130,000
		1,451,483	1,163,375

	Electronics — 5.7%
21,500	Bel Fuse Inc., Cl. B	291,475	334,540
1,000	Richardson Electronics Ltd.	11,753	14,660
		303,228	349,200

	Energy and Utilities — 2.3%
10,000	Capstone Green Energy Corp.†	45,654	24,700
800	Consolidated Water Co. Ltd.	8,168	11,600

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
4,000	Dril-Quip Inc.†	$81,454	$103,200
		135,276	139,500

	Entertainment — 3.2%
600	Du-Art Film Laboratories Inc.†	47,912	39,000
4,500	Engine Gaming and Media Inc.†	30,019	4,982
2,500	Entravision Communications Corp., Cl. A	13,048	11,400
5,000	GAN Ltd.†	69,429	14,800
4,000	Inspired Entertainment Inc.†	44,779	34,440
9,500	Reading International Inc.,Cl. A†	54,979	34,295
4,000	Reservoir Media Inc.†	30,359	26,080
100,000	Sportech plc	37,134	30,189
100	Xilam Animation SA†	4,332	3,982
		331,991	199,168

	Equipment and Supplies — 1.2%
3,500	The Eastern Co.	81,272	71,190

	Financial Services — 3.6%
12,000	GAM Holding AG†	25,582	9,930
5,000	Steel Partners Holdings LP†	28,652	209,875
		54,234	219,805

	Food and Beverage — 5.4%
2,000	Corby Spirit and Wine Ltd.,Cl. A	27,576	26,802
39,000	Farmer Brothers Co.†	254,422	182,910
900	Lifeway Foods Inc.†	5,688	4,473
2,000	Nathan’s Famous Inc.	117,187	117,140
		404,873	331,325

	Health Care — 4.4%
26,000	Accuray Inc.†	90,158	50,960
40,000	Achaogen Inc.†(a)	488	0
500	Cutera Inc.†	5,735	18,750
200	Daxor Corp.†	2,214	2,636
1,500	Electromed Inc.†	14,633	14,460
16,000	Epizyme Inc.†	24,398	23,520
4,370	IRRAS AB†	6,339	510
13,000	Neuronetics Inc.†	86,911	41,730
4,000	Oncimmune Holdings plc†	4,931	4,261
1,600	Option Care Health Inc.†	15,887	44,464
33,000	Paratek Pharmaceuticals Inc.†	166,498	63,690
1,300	Tristel plc	4,856	5,578
		423,048	270,559
			Market
Shares		Cost	Value
	Hotels and Gaming — 3.9%
4,000	Canterbury Park Holding Corp.	$52,654	$103,480
6,000	Full House Resorts Inc.†	34,527	36,480
2,500	Genius Sports Ltd.†	19,602	5,625
12,000	LeoVegas AB	57,651	70,970
1,500	The Marcus Corp.†	30,123	22,155
		194,557	238,710

	Machinery — 9.1%
6,000	CFT SpA†(a)	33,163	28,923
4,000	CIRCOR International Inc.†	90,375	65,560
22,500	L.B. Foster Co., Cl. A†	361,511	289,575
13,000	The L.S. Starrett Co., Cl. A†	44,264	91,260
9,043	Twin Disc Inc.†	82,272	81,930
		611,585	557,248

	Metals and Mining — 0.3%
25,000	Sierra Metals Inc.	78,576	20,000

	Real Estate — 1.8%
65,000	Corem Property Group AB, Cl. B	149,987	72,944
300	Indus Realty Trust Inc.,REIT	17,402	17,808
21,502	Trinity Place Holdings Inc.†	44,753	21,717
		212,142	112,469

	Retail — 3.4%
2,800	Bassett Furniture Industries Inc.	45,946	50,736
400	RumbleON Inc., Cl. B†	10,546	5,884
6,700	Village Super Market Inc., Cl. A	152,829	152,827
		209,321	209,447

	Specialty Chemicals — 3.4%
6,000	American Vanguard Corp.	137,057	134,100
7,800	Treatt plc	42,243	72,067
		179,300	206,167

	Telecommunications — 0.1%
700	Bittium Oyj	4,945	3,756

	Wireless Telecommunications Services — 0.1%
22,877	NII Holdings Inc., Escrow†	442	8,007

	TOTAL COMMON STOCKS	6,945,430	5,947,866

	CONVERTIBLE PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.7%
5,200	Garrett Motion Inc., Ser. A, 11.000%	27,300	42,744

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	WARRANTS — 0.3%
	Business Services — 0.0%
4	Internap Corp., expire 05/08/24†(a)	$0	$2,608

	Diversified Industrial — 0.3%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	30,056	18,348

	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	0	250

	TOTAL WARRANTS	30,056	21,206

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.7%
$105,000	U.S. Treasury Bill, 0.841%††, 08/04/22	104,917	104,885

	TOTAL INVESTMENTS — 99.6%	$7,107,703	6,116,701

	Other Assets and Liabilities (Net) — 0.4%		23,526

	NET ASSETS — 100.0%		$6,140,227

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
United States	85.4%	$5,226,385
Europe	9.8	597,484
Canada	4.1	248,177
Asia/Pacific	0.5	33,055
Latin America	0.2	11,600
	100.0%	$6,116,701

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $7,107,703)	$6,116,701
Cash	34,460
Foreign currency, at value (cost $19,311)	19,042
Receivable from Adviser	11,627
Dividends receivable	4,460
Prepaid expenses	5,565
Total Assets	6,191,855
Liabilities:
Payable for investments purchased	8,655
Payable for investment advisory fees	5,236
Payable for distribution fees	25
Payable for legal and audit fees	22,417
Payable for shareholder communications	6,920
Other accrued expenses	8,375
Total Liabilities	51,628
Net Assets
(applicable to 678,920 shares outstanding)	$6,140,227
Net Assets Consist of:
Paid-in capital	$6,960,395
Total accumulated loss	(820,168)
Net Assets	$6,140,227

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($64,879 ÷ 7,174 shares outstanding; 75,000,000 shares authorized)	$9.04
Class A:
Net Asset Value and redemption price per share ($10,884 ÷ 1,204 shares outstanding; 50,000,000 shares authorized)	$9.04
Maximum offering price per share (NAV ÷ 0.9425,based on maximum sales charge of 5.75% of the offering price)	$9.59
Class C:
Net Asset Value and redemption price per share ($10,803 ÷ 1,199 shares outstanding; 25,000,000 shares authorized)	$9.01
Class I:
Net Asset Value, offering, and redemption price per share ($6,053,661 ÷ 669,343 shares outstanding; 25,000,000 shares authorized)	$9.04

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,345)	$53,806
Interest	282
Total Investment Income	54,088
Expenses:
Investment advisory fees	34,045
Distribution fees - Class AAA	93
Distribution fees - Class A	16
Distribution fees - Class C	61
Registration expenses	26,408
Legal and audit fees	19,926
Shareholder communications expenses	11,128
Shareholder services fees	6,241
Custodian fees	3,217
Directors’ fees	544
Interest expense	8
Miscellaneous expenses	6,354
Total Expenses	108,041
Less:
Expense reimbursements (See Note 3)	(76,445)
Expenses paid indirectly by broker (See Note 6)	(947)
Total Reimbursements and Credits	(77,392)
Net Expenses	30,649
Net Investment Income	23,439
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	193,712
Net realized gain on foreign currency transactions	68
Net realized gain on investments and foreign currency transactions	193,780
Net change in unrealized appreciation/depreciation:
on investments	(1,553,640)
on foreign currency translations	(281)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,553,921)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,360,141)
Net Decrease in Net Assets Resulting from Operations	$(1,336,702)

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income/(loss)	$23,439	$(11,360)
Net realized gain on investments and foreign currency transactions	193,780	1,054,404
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,553,921)	(216,735)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,336,702)	826,309

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(10,819)
Class A	—	(1,727)
Class C	—	(1,720)
Class I	—	(884,190)
Total Distributions to Shareholders	—	(898,456)

Capital Share Transactions:
Class AAA	(3,203)	(50,119)
Class A	—	1,727
Class C	—	1,720
Class I	569,883	2,965,363

Net Increase in Net Assets from Capital Share Transactions	566,680	2,918,691

Redemption Fees	—	21

Net Increase/(Decrease) in Net Assets	(770,022)	2,846,565
Net Assets:
Beginning of year	6,910,249	4,063,684
End of period	$6,140,227	$6,910,249

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments		Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2022(d)	$11.04	$0.03	$(2.03)	$(2.00)	$—		$—		$—		$—	$9.04	(18.12)%	$65	0.68	%(e)	3.42	%(e)	0.90	%(e)(f)(g)	11%
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)		(1.65)		0.00	11.04	19.25	83	(0.17)		3.49		0.90	(f),(h)	79
2020	9.26	0.05	1.42	1.47	(0.06)		—		(0.06)		—	10.67	15.87	120	0.61		9.40		0.90	(f)	63
2019	8.62	0.05	0.94	0.99	(0.04)		(0.31)		(0.35)		—	9.26	11.49	114	0.53		10.81		1.23	(g)	131
2018(i)	10.00	0.01	(1.38)	(1.37)	(0.01)		(0.00	)(b)	(0.01)		—	8.62	(13.71)	70	0.45	(e)	44.14	(e)	1.25	(e)	6
Class A
2022(d)	$11.04	$0.03	$(2.03)	$(2.00)	$—		$—		$—		$—	$9.04	(18.12)%	$11	0.68	%(e)	3.42	%(e)	0.90	%(e)(f)(g)	11%
2021	10.66	(0.02)	2.05	2.03	(0.07)		(1.58)		(1.65)		0.00	11.04	19.38	13	(0.18)		3.49		0.90	(f),(h)	79
2020	9.26	0.05	1.41	1.46	(0.06)		—		(0.06)		—	10.66	15.76	11	0.66		9.40		0.90	(f)	63
2019	8.62	0.04	0.95	0.99	(0.04)		(0.31)		(0.35)		—	9.26	11.47	10	0.43		10.81		1.23	(g)	131
2018(i)	10.00	0.01	(1.38)	(1.37)	(0.01)		(0.00	)(b)	(0.01)		—	8.62	(13.72)	9	0.41	(e)	44.14	(e)	1.25	(e)	6
Class C
2022(d)	$11.00	$0.03	$(2.02)	$(1.99)	$—		$—		$—		$—	$9.01	(18.09)%	$11	0.67	%(e)	4.17	%(e)	0.90	%(e)(f)(g)	11%
2021	10.63	(0.02)	2.04	2.02	(0.07)		(1.58)		(1.65)		0.00	11.00	19.34	13	(0.18)		4.24		0.90	(f),(h)	79
2020	9.23	0.05	1.41	1.46	(0.06)		—		(0.06)		—	10.63	15.81	11	0.66		10.15		0.90	(f)	63
2019	8.61	(0.02)	0.95	0.93	(0.00	)(b)	(0.31)		(0.31)		—	9.23	10.83	9	(0.25)		11.56		1.92	(g)	131
2018(i)	10.00	(0.01)	(1.38)	(1.39)	—		(0.00	)(b)	(0.00	)(b)	—	8.61	(13.88)	8	(0.34	)(e)	44.89	(e)	2.00	(e)	6
Class I
2022(d)	$11.04	$0.04	$(2.04)	$(2.00)	$—		$—		$—		$—	$9.04	(18.12)%	$6,053	0.69	%(e)	3.17	%(e)	0.90	%(e)(f)(g)	11%
2021	10.67	(0.02)	2.04	2.02	(0.07)		(1.58)		(1.65)		0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(f),(h)	79
2020	9.26	0.09	1.38	1.47	(0.06)		—		(0.06)		—	10.67	15.87	3,922	1.11		9.15		0.90	(f)	63
2019	8.61	0.08	0.94	1.02	(0.06)		(0.31)		(0.37)		—	9.26	11.84	1,605	0.84		10.56		1.00	(g)	131
2018(i)	10.00	0.02	(1.40)	(1.38)	(0.01)		(0.00	)(b)	(0.01)		—	8.61	(13.76)	494	0.79	(e)	43.89	(e)	1.00	(e)	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $76,445, $147,312, $163,109, $126,588, and $43,899 for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, and 2019 and the period ended December 31, 2018, respectively.

(d)	For the six months ended June 30, 2022, unaudited.
(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2022 and the years ended December 31, 2021 and 2020. If credits had not been received, the ratios of operating expenses to average net assets would have been 0.93%, 0.92%, and 0.96% for each Class, respectively.

(g)	The Fund incurred interest expense. For the six months ended June 30, 2022, the impact was minimal. For the year ended December 31, 2019. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.22% (Class AAA and Class A),1.90% (Class C), and 0.99% (Class I), respectively.

(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was no impact on the expense ratios.

(i)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 quoted prices in active markets for identical securities;
●	Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$213,925	$391	—	$214,316
Computer Software and Services	64,936	—	$52,787	117,723
Consumer Products	483,539	30,388	—	513,927
Entertainment	155,186	43,982	—	199,168
Health Care	270,559	—	0	270,559
Machinery	528,325	—	28,923	557,248
Wireless Telecommunications Services	—	8,007	—	8,007
Other Industries (b)	4,066,918	—	—	4,066,918
Total Common Stocks	5,783,388	82,768	81,710	5,947,866
Convertible Preferred Stocks (b)	42,744	—	—	42,744
Warrants (b)	18,598	—	2,608	21,206
U.S. Government Obligations	—	104,885	—	104,885
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,844,730	$187,653	$84,318	$6,116,701

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2022, the Fund did not have material transfers into or out of Level 3.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:

	Balance as of 12/31/21	Accrued discounts/ (premiums)	Realized gain/ (loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 06/30/22	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/22†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$91,182	—	—	$(9,472)	—	—	—	—	$81,710	—
Warrants (a)	2,608	—	—	—	—	—	—	—	2,608	—
TOTAL INVESTMENTS IN SECURITIES	$93,790	—	—	$(9,472)	—	—	—	—	$84,318	—

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$564,618
Net long term capital gains	333,838
Total distributions paid	$898,456

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$7,146,128	$695,344	$(1,724,771)	$(1,029,427)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2023, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2022, the Adviser reimbursed the Fund in the amount of $76,445. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses (continuing the same foregoing exclusions as above) of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $386,866:

For the year ended December 31, 2020, expiring December 31, 2022	$163,109
For the year ended December 31, 2021, expiring December 31, 2023	147,312
For the six months ended June 30, 2022, expiring December 31, 2024	76,445
$386,866

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $1,406,270 and $721,725, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $2,138 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $947.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2022.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2022, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the seven days of borrowings during the six months ended June 30, 2022 was $30,571 with a weighted average interest rate of 1.38%. The maximum amount borrowed at any time during the six months ended June 30, 2022 was $159,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020 (the Effective Date), the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	—	—	167	$2,000
Shares issued upon reinvestment of distributions	—	—	998	10,819
Shares redeemed	(301)	$(3,203)	(4,919)	(62,938)
Net decrease	(301)	$(3,203)	(3,754)	$(50,119)
Class A
Shares issued upon reinvestment of distributions	—	—	159	$1,727
Net increase	—	—	159	$1,727
Class C
Shares issued upon reinvestment of distributions	—	—	159	$1,720
Net increase	—	—	159	$1,720
Class I
Shares sold	86,924	$918,205	179,732	$2,250,080
Shares issued upon reinvestment of distributions	—	—	81,567	884,189
Shares redeemed	(33,544)	(348,322)	(13,038)	(168,906)
Net increase	53,380	$569,883	248,261	$2,965,363

9. Significant Shareholder. As of June 30, 2022, approximately 67.3% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Chong-Min Kang joined the Gabelli in 2007 as a research analyst. He currently is a portfolio manager of Gabelli Funds, LLC and a Senior Vice President of GAMCO Investors Inc. Mr. Kang received a BA degree from Boston College and an MBA from the Columbia Business School.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q222SAR

GABELLI FUNDS

THE GABELLI GLOBAL MINI MITES FUND

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.